Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 112.31%
ASSET-BACKED SECURITIES — 4.97%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.72% 12/27/44
1,2
$ 16,671,792 $ 16,139,693
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.71% 10/20/34
1,2,3
24,800,000 23,319,688
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
1.57% 01/21/35
1,2,3
30,520,000 29,489,950
AIG CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.20% 04/15/34
1,2,3
48,800,000 47,245,720
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 10/17/34
1,2,3
7,050,000 6,822,496
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.16% 01/15/32
1,2,3
27,800,000 27,227,876
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.18% 10/16/28
1,2,3
25,431,325 25,269,327
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.45%)
2.63% 04/25/31
1,2,3
19,750,000 18,894,055
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.79% 10/22/30
1,2,3
6,700,000 6,413,106
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
2.12% 04/20/31
1,2,3
21,345,000 20,950,053
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.86% 01/20/28
1,2,3
19,948,080 19,674,791
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.01% 07/20/29
1,2,3
$ 26,048,411 $ 25,813,611
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.28% 01/20/32
1,2,3
19,110,000 18,720,347
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
2.27% 08/25/34
1,2
142,118 141,175
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/35
1,2
825,641 820,862
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.07% 04/25/35
1,2
1,690,081 1,594,848
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
2.24% 04/20/35
1,2
48,400,000 46,880,119
BlueMountain CLO Ltd.,
Series 2014-2A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.81% 10/20/30
1,2,3
1,830,000 1,752,499
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.74% 10/15/34
1,2,3
25,000,000 23,668,000
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
2.04% 07/20/29
1,2,3
27,995,000 27,553,127
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.32% 12/26/35
2
24,833 24,327
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.72% 02/25/35
2
12,315,000 12,127,984
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
2.57% 11/25/33
2
16,050,000 15,715,316
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.18% 10/27/36
2
24,361,000 24,125,064

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
$ 43,250 $ 19,374,854
Catskill Park CLO Ltd.,
Series 2017-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.76% 04/20/29
1,2,3
6,000,000 5,828,820
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.79% 07/17/31
1,2,3
7,000,000 6,726,433
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
2.73% 10/24/30
1,2,3
3,475,000 3,329,015
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.66% 10/20/34
1,2,3
9,000,000 8,434,890
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.69% 10/15/34
1,2,3
20,000,000 18,930,000
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
1.75% 04/17/35
1,2,3
35,000,000 33,825,750
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.50% 06/25/42
1,2
9,701,819 8,970,961
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.26% 10/20/30
1,2,3
27,190,000 26,737,259
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
1.53% 01/15/37
2
1,890,410 1,795,344
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.23% 11/15/28
1,2,3
16,503,350 16,256,460
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.66% 11/15/28
1,2,3
1,500,000 1,442,610
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 07/18/30
1,2,3
$ 3,500,000 $ 3,333,767
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.26% 01/18/32
1,2,3
29,220,000 28,651,963
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
3.13% 11/20/34
1,2,3
22,500,000 21,102,075
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.94% 04/15/29
1,2,3
20,980,509 20,663,703
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.29% 01/15/34
1,2,3
23,950,000 23,285,148
Eaton Vance CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.79% 10/15/30
1,2,3
5,000,000 4,785,100
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.69% 10/15/34
1,2,3
25,000,000 23,511,250
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
2.97% 07/26/66
1,2
33,377,419 33,045,507
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.42% 04/26/32
1,2
8,413,946 8,339,374
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.83% 04/25/35
2
9,292 9,231
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 03/25/36
2
6,757,452 6,749,582
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
2.97% 03/25/36
1,2
8,658,590 8,684,391

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.66% 10/20/34
1,2,3
$ 16,000,000 $ 14,918,080
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
2.15% 07/19/34
1,2,3
52,500,000 50,725,395
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
1.75% 05/25/36
2
25,000,000 23,822,460
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
18,535,607 18,112,331
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
1.97% 08/25/42
2
1,719,404 1,564,684
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.27% 09/25/41
1,2
14,354,527 13,849,716
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.21% 10/20/34
1,2,3
36,180,000 34,909,358
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
2.35% 10/29/29
1,2,3
4,609,371 4,556,732
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.01%)
2.05% 04/15/31
1,2,3
6,730,000 6,595,622
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
2.22% 01/22/35
1,2,3
35,720,000 34,478,730
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.88% 01/23/35
1,2,3
19,250,000 18,146,205
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
562,312 543,318
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
36,852,193 34,725,295
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
2.28% 07/15/27
1,2,3
$ 6,706,519 $ 6,670,673
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.10% 10/20/27
1,2,3
2,686,728 2,662,816
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.94% 04/20/28
1,2,3
11,296,948 11,212,447
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
1,4
566,791 574,483
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
2.25% 01/15/33
1,2,3
11,550,000 11,284,246
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.19% 04/19/33
1,2,3
30,725,000 30,069,021
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
1.79% 04/15/29
1,2,3
6,879,156 6,762,065
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.16% 07/17/34
1,2,3
20,500,000 19,848,982
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.83% 01/25/35
1,2,3
20,000,000 18,768,200
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/32
1,2,3
27,025,000 26,497,472
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.13% 06/25/31
2
644,412 624,164
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.26% 03/25/83
2
31,674,289 30,215,369

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.24% 03/25/83
2
$ 55,670,345 $ 53,031,926
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.24% 03/25/83
2
82,479,407 78,590,261
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
2.23% 03/25/83
2
34,155,367 32,754,600
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
2.23% 03/25/83
2
70,538,433 67,656,927
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.22% 04/25/40
2
53,593,359 51,168,385
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.19% 11/26/40
2
105,644,069 101,131,145
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.77% 03/25/66
1,2
54,977,171 53,930,357
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
1.95% 08/23/36
1,2
9,705,176 9,395,062
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22% 10/27/36
1,2
8,218,162 8,059,230
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.57% 11/25/48
1,2
11,630,000 11,356,345
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 07/25/46
1,2
46,510,598 45,597,160
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.21% 04/25/46
1,2
87,699,600 85,442,738
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.52% 06/25/54
1,2
8,890,000 8,875,896
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.08% 04/15/34
1,2,3
8,295,000 8,007,528
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/16/33
1,2,3
$ 23,000,000 $ 21,946,370
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.31% 04/20/33
1,2,3
25,455,000 24,851,691
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
1.55% 04/14/35
1,2,3
31,785,000 30,627,072
North Carolina State Education Authority,
Series A3, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.08% 10/25/41
2
12,897,264 12,897,739
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.66% 10/20/34
1,2,3
20,000,000 18,978,820
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.76% 10/20/34
1,2,3
15,500,000 14,592,522
Octagon 66 Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.94%)
0.00% 08/16/33
1,2,3
45,000,000 44,905,140
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
3.10% 05/12/31
1,2,3
17,500,000 16,687,300
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.74% 10/15/34
1,2,3
18,800,000 17,754,175
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.69% 07/15/36
1,2,3
7,250,000 6,812,318
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
2.81% 02/14/31
1,2,3
1,470,000 1,387,843

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.20% 07/02/35
1,2,3
$ 33,250,000 $ 32,103,207
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
2.15% 02/24/37
1,2,3
18,710,000 18,198,746
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.49% 11/15/31
1,2,3
22,100,000 21,636,762
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.69% 10/15/34
1,2,3
19,500,000 18,368,610
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.08% 10/24/27
1,2,3
20,568,539 20,397,203
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
2.45% 01/20/34
1,2,3
61,000,000 59,612,250
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22% 10/25/41
1,2
89,840,192 87,055,151
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
21,439,000 19,252,516
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
1
9,198,000 7,937,535
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
1
10,400,000 8,870,961
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
1
5,905,000 5,048,358
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
18,182,000 15,769,452
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
3,055,000 2,662,573
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.14% 04/20/34
1,2,3
42,580,000 41,027,959
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Regatta XIV Funding Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.85%)
3.03% 10/25/31
1,2,3
$ 1,900,000 $ 1,825,425
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.74% 10/15/34
1,2,3
17,000,000 15,968,525
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.06% 10/15/29
1,2,3
26,252,176 25,857,738
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.25% 10/20/30
1,2,3
4,610,000 4,529,500
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
3.13% 08/20/32
1,2,3
20,000,000 18,961,960
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
2.34% 01/20/32
1,2,3
23,840,000 23,449,930
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.73% 03/28/46
1,2
18,098,374 17,880,772
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
2.30% 01/20/34
1,2,3
40,930,000 39,781,914
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.71% 10/20/34
1,2,3
25,000,000 23,622,750
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
29,817,646 27,450,870
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.70% 08/15/31
2
225,326 208,655
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.43% 12/15/32
2
9,497,219 9,528,226

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.42% 12/15/68
2
$ 44,241 $ 42,573
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
2.58% 03/15/33
1,2
3,861,244 3,724,647
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
1.78% 01/25/41
2
49,891,203 48,422,998
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.35% 01/25/41
2
27,960,612 26,502,431
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.34% 01/25/41
2
29,976,332 28,549,846
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
1.32% 01/27/42
2
29,345,134 27,385,195
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
1.40% 01/27/42
2
3,430,160 3,234,660
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
2.03% 04/27/43
2
4,256,180 4,111,446
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
1.51% 01/25/22
2
237,959 —
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
1.93% 04/25/23
2
74,406,469 72,362,047
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/83
2
38,874,000 35,157,195
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.18% 10/25/21
2
14,981 14,658
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 04/26/83
2
2,260,000 2,081,526
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
2.83% 07/25/22
2
1,763,914 1,759,423
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 04/25/73
2
$ 8,849,000 $ 8,674,309
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
2.88% 07/25/23
2
25,265,345 25,274,262
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/25/73
2
37,199,000 36,851,286
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
11,070,540 10,862,964
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
31,424,000 29,430,927
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
17,206,000 15,965,838
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
2,285,156 2,268,186
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/75
2
625,000 626,034
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
51,782,726 51,519,914
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/83
2
45,100,000 44,935,767
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.37% 01/25/45
1,2
131,338,243 128,383,448
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.77% 10/25/34
2
2,096,033 2,086,584
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.57% 09/25/28
2
548,277 532,232
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
1.71% 01/25/29
2
11,575,824 11,057,639

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.27% 12/27/38
2
$ 13,452,466 $ 12,872,846
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.27% 05/26/26
2
19,960,983 19,237,449
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,450,000 16,089,197
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.89% 01/15/34
1,2,3
14,500,000 13,754,845
Trestles CLO IV Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
2.27% 07/21/34
1,2,3
50,000,000 48,478,600
U.S. Small Business Administration,
Series 2022-25F, Class 1
4.01% 06/01/47 70,500,000 71,332,281
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.79% 01/15/35
1,2,3
17,500,000 16,546,197
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.74% 07/19/34
1,2,3
11,825,000 11,208,988
Total Asset-Backed Securities
(Cost $3,508,597,700) 3,421,119,921
BANK LOANS — 1.72%*
Automotive — 0.03%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/30/26
2
18,429,354 17,254,483
Communications — 0.33%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
2
67,644,915 62,381,126
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
2
9,440,014 8,797,904
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.57% 07/17/25
2
15,808,304 14,749,148
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 3.25%)
4.43% 08/24/26
2
$ 66,365,670 $ 16,148,758
EW Scripps Co.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.67% 10/02/24
2
3,958,677 3,898,683
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.06% 05/01/28
2
16,565,313 15,577,606
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
4.92% 02/01/29
2,3
12,224,286 11,244,143
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 04/11/25
2
36,422,461 35,191,929
Sinclair Television Group, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
4.67% 04/01/28
2
12,721,500 11,825,652
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 03/09/27
2
47,411,678 43,893,968
(SOFR plus 3.25%)
5.78% 03/09/27
2
4,234,233 3,968,704
227,677,621
Consumer Discretionary — 0.07%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
4.00% 07/31/28
2,7
1,100,000 1,002,837
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
4.88% - 5.40% 01/24/29
2
44,853,901 41,900,944
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
2
7,627,165 7,085,065
49,988,846
Electric — 0.08%
CommScope, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/06/26
2
43,922,206 39,640,010
Homer City Generation LP,
Term Loan, 1st Lien
(LIBOR plus 11.00%)
11.00% 04/05/23
2,5,6
5,827,963 3,059,680

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.27% - 3.42% 12/31/25
2
$ 12,358,635 $ 11,864,290
54,563,980
Energy — 0.00%
Lucid Energy Group II Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.87% 11/24/28
2
239,685 237,246
Entertainment — 0.01%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
2
7,702,692 4,912,084
Finance — 0.14%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.57% 02/27/26
2,3
1,454,894 1,320,316
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.85% 12/01/27
2
8,868,553 8,450,091
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
2
5,078,494 4,769,037
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/23/28
2
40,393,763 37,585,184
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.25% 11/05/28
2
16,790,000 16,020,514
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
3.32% 04/28/28
2
28,600,000 26,550,238
94,695,380
Food — 0.04%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.49% - 3.92% 08/03/25
2
25,238,692 24,296,784
Gaming — 0.03%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 12/23/24
2
1,588,145 1,533,053
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
3.67% 03/17/28
2
$ 12,837,500 $ 12,131,438
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
2
3,355,391 3,103,753
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 04/13/29
2
4,670,713 4,447,873
21,216,117
Health Care — 0.27%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.92% 11/08/27
2
32,108,549 30,954,728
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.35% 01/15/25
2
6,520,459 6,243,339
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 03/01/24
2
3,029,687 2,956,611
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.67% 11/15/27
2
51,568,884 48,868,221
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
3.63% 05/22/26
2
628,170 607,952
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.38% 03/15/28
2
44,329,209 42,930,179
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
848,960 822,371
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/05/28
2
44,421,468 42,491,800
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.63% 06/02/28
2
3,512,247 3,389,687
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 02/01/28
2
6,216,970 5,855,049

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
3.65% 04/20/29
2
$ 750,000 $ 724,688
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
2
3,355,175 3,173,425
189,018,050
Industrials — 0.25%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
3.00% 07/01/26
2
70,992,199 68,754,170
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
2
45,422,075 41,949,330
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
211,519 204,894
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
2
4,540,615 4,307,909
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.50% 04/15/28
2
27,957,600 23,220,324
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
3.92% 05/30/25
2
19,688,814 18,760,191
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/09/25
2
8,323,299 7,914,084
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
10,138,389 8,947,128
174,058,030
Information Technology — 0.17%
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
5.01% 02/15/29
2,8
5,983,326 5,527,127
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
2
10,596,423 10,045,462
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
0.00% 07/06/29
2
$ 8,930,000 $ 8,662,100
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
2
18,083,207 17,150,837
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 01/28/29
2
53,430,000 50,798,572
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
2.75% 09/23/26
2
4,628,782 4,332,748
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82% 08/31/28
2
918,513 856,022
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.50% 10/07/27
2
2,641,598 2,471,559
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
2
3,224,836 2,978,136
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.42% 04/16/25
2
6,816,514 6,501,285
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
3.42% 04/16/25
2
5,533,560 5,277,660
114,601,508
Insurance — 0.03%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
2
26,166,158 24,099,031
Retail — 0.12%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.61% 02/19/28
2
50,538,574 47,899,450
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.42% 11/19/26
2,3
23,429,921 22,434,150

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 03/01/27
2
$ 10,889,876 $ 10,118,546
80,452,146
Services — 0.14%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.42% 01/29/27
2
4,385,665 4,188,332
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.81% 08/01/27
2
80,751,046 76,481,334
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.25% 06/22/29
2,9
4,512,129 4,341,525
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.50% 03/06/25
2
2,496,098 1,988,940
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
2
6,368,688 5,960,710
Trans Union LLC,
Term Loan B6, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/01/28
2
3,074,375 2,938,596
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
2
4,128,675 3,939,438
99,838,875
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.40% 01/29/27
2
5,601,839 4,957,627
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.39% 04/21/28
2
4,987,374 4,656,985
9,614,612
Total Bank Loans
(Cost $1,279,056,811) 1,186,524,793
CORPORATES — 29.70%*
Banking — 7.02%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
7,000,000 5,976,124
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
1.73% 07/22/27
4
$ 250,485,000 $ 223,344,935
2.30% 07/21/32
4
21,888,000 17,697,663
2.57% 10/20/32
4
43,676,000 36,066,445
2.59% 04/29/31
4
46,917,000 39,994,681
2.69% 04/22/32
4
67,050,000 56,367,523
2.97% 02/04/33
4
21,835,000 18,621,069
3.00% 12/20/23
4
13,385,000 13,344,460
3.55% 03/05/24
4
6,000,000 5,986,687
Bank of America Corp.
(MTN)
0.98% 09/25/25
4
1,500,000 1,391,457
1.90% 07/23/31
4
31,000,000 24,906,409
1.92% 10/24/31
4
9,603,000 7,666,430
2.02% 02/13/26
4
14,932,000 13,981,807
2.09% 06/14/29
4
280,019,000 240,170,202
2.46% 10/22/25
4
4,967,000 4,736,285
2.50% 02/13/31
4
10,310,000 8,722,179
3.46% 03/15/25
4
12,635,000 12,475,705
(LIBOR USD 3-Month plus 0.65%)
2.23% 12/01/26
2
50,000,000 46,703,837
Bank of America Corp.,
Series N
1.66% 03/11/27
4
335,235,000 301,052,612
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
130,675,000 112,533,409
2.19% 06/05/26
1,3,4
120,398,000 109,302,138
2.59% 09/11/25
1,3,4
50,708,000 48,022,819
3.09% 05/14/32
1,3,4
101,965,000 81,715,762
3.87% 01/12/29
1,3,4
486,000 437,737
4.28% 01/09/28
1,3
43,549,000 40,792,407
Discover Bank
(BKNT)
4.20% 08/08/23 15,255,000 15,305,642
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
122,145,000 114,221,957
1.13% 09/16/26
1,3,4
7,581,000 6,846,886
1.61% 03/30/28
1,3,4
5,940,000 5,180,066
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
2,400,000 2,259,120
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
22,349,000 19,665,351
1.75% 07/24/27
3,4
34,075,000 37,221,162
2.01% 09/22/28
3,4
191,662,000 164,115,226
2.21% 08/17/29
3,4
162,265,000 136,478,249
2.63% 11/07/25
3,4
77,135,000 73,587,103
2.80% 05/24/32
3,4
11,540,000 9,492,474
3.80% 03/11/25
3,4
8,775,000 8,659,392
4.04% 03/13/28
3,4
11,460,000 10,899,819
4.76% 06/09/28
3,4
22,351,000 21,749,071

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(EMTN)
(United Kingdom)
6.00% 03/29/40
3
$ 6,000,000 $ 6,939,630
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
2,015,000 1,924,649
4.25% 03/28/33
3,4
20,750,000 19,375,009
JPMorgan Chase & Co.
0.77% 08/09/25
4
58,440,000 54,296,993
0.97% 06/23/25
4
141,630,000 132,552,585
1.47% 09/22/27
4
27,405,000 24,062,325
1.58% 04/22/27
4
120,391,000 107,492,786
2.01% 03/13/26
4
52,245,000 48,925,545
2.08% 04/22/26
4
25,485,000 23,885,657
2.58% 04/22/32
4
48,894,000 41,202,872
3.22% 03/01/25
4
34,600,000 34,005,800
4.02% 12/05/24
4
190,675,000 190,161,478
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
21,375,000 19,031,488
2.91% 11/07/23
3,4
256,085,000 255,392,508
3.75% 03/18/28
3,4
21,255,000 20,226,536
3.87% 07/09/25
3,4
27,225,000 26,913,143
3.90% 03/12/24
3
27,591,000 27,443,015
4.05% 08/16/23
3
10,510,000 10,541,887
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
70,515,000 65,435,772
1.34% 01/12/27
1,3,4
25,515,000 22,465,392
1.63% 09/23/27
1,3,4
35,840,000 31,218,119
2.69% 06/23/32
1,3,4
2,100,000 1,697,703
2.87% 01/14/33
1,3,4
122,595,000 100,128,827
3.19% 11/28/23
1,3,4
9,292,000 9,272,667
4.15% 03/27/24
1,3,4
9,600,000 9,611,316
4.44% 06/21/33
1,3,4
26,655,000 24,744,012
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
123,475,000 122,282,010
4.52% 06/25/24
3,4
12,162,000 12,136,902
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
176,904,000 165,370,500
1.53% 08/21/26
3,4
43,234,000 38,767,372
1.67% 06/14/27
3,4
33,865,000 29,621,986
2.47% 01/11/28
3,4
20,450,000 18,150,143
3.37% 01/05/24
3,4
28,945,000 28,809,443
3.82% 11/03/28
3,4
8,897,000 8,282,206
4.80% 11/15/24
3,4
114,250,000 114,313,830
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
27,746,000 27,977,402
UBS AG
(Switzerland)
(SOFR Rate plus 0.45%)
1.62% 08/09/24
1,2,3
78,165,000 77,516,749
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
UBS Group AG
(Switzerland)
2.86% 08/15/23
1,3,4
$ 19,655,000 $ 19,649,368
Wells Fargo & Co.
2.19% 04/30/26
4
53,175,000 49,815,903
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
62,158,000 58,493,138
2.39% 06/02/28
4
150,966,000 135,315,000
2.88% 10/30/30
4
168,638,000 148,537,644
3.35% 03/02/33
4
308,670,000 274,539,259
3.53% 03/24/28
4
99,349,000 94,301,324
5.01% 04/04/51
4
6,515,000 6,407,449
4,836,927,642
Communications — 4.09%
AT&T, Inc.
3.80% 12/01/57 278,699,000 217,102,870
4.30% 12/15/42 30,960,000 27,047,190
4.50% 05/15/35 52,155,000 49,762,129
4.75% 05/15/46 146,527,000 135,946,744
4.85% 03/01/39 4,620,000 4,425,075
5.25% 03/01/37 141,704,000 146,859,907
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
2,200,000 1,985,500
Cable One, Inc.
4.00% 11/15/30
1
11,158,000 9,196,424
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
1
13,000,000 10,087,675
4.50% 06/01/33
1
5,445,000 4,335,581
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,599,578
2.80% 04/01/31 3,100,000 2,485,795
4.80% 03/01/50 87,854,000 70,042,480
5.38% 04/01/38 2,030,000 1,810,531
5.38% 05/01/47 105,202,000 90,303,976
5.75% 04/01/48 22,533,000 20,327,921
Charter Communications Operating, LLC/Charter
Communications Operating Capital
4.40% 04/01/33 11,490,000 10,300,647
5.13% 07/01/49 14,837,000 12,426,729
5.25% 04/01/53 77,519,000 65,667,070
CommScope, Inc.
4.75% 09/01/29
1
33,115,000 26,847,986
Cox Communications, Inc.
2.60% 06/15/31
1
9,790,000 8,198,161
CSC Holdings LLC
4.13% 12/01/30
1
17,858,000 13,938,903
4.50% 11/15/31
1
11,760,000 9,094,129
5.38% 02/01/28
1
12,250,000 10,627,365
6.50% 02/01/29
1
42,711,000 38,658,580
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
117,716,000 29,576,145

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
$ 34,270,000 $ 29,165,105
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
143,780,000 118,940,154
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,10,11
54,920,000 —
8.50% 10/15/24
†,1,3,5,6
149,759,000 —
9.75% 07/15/25
†,1,3,5,6,10,11
45,708,000 —
Level 3 Financing, Inc.
3.40% 03/01/27
1
64,415,000 56,068,087
3.63% 01/15/29
1
5,205,000 4,001,143
3.75% 07/15/29
1
26,801,000 20,770,775
3.88% 11/15/29
1
118,191,000 97,845,928
4.25% 07/01/28
1
10,898,000 8,742,701
Lumen Technologies, Inc.
4.00% 02/15/27
1
9,338,000 7,903,827
4.50% 01/15/29
1
25,026,000 18,743,974
5.38% 06/15/29
1
5,600,000 4,448,080
Netflix, Inc.
3.63% 05/15/27 5,000,000 4,911,596
4.63% 05/15/29 57,815,000 57,139,532
Netflix, Inc.,
Series REGS
3.63% 06/15/30 3,000,000 2,724,721
Paramount Global
3.45% 10/04/26 2,913,000 2,799,606
4.20% 05/19/32 23,481,000 20,839,240
Qwest Corp.
7.25% 09/15/25 4,044,000 4,180,485
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
55,170,000 47,130,540
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
16,882,000 16,695,424
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
128,608,161 128,725,665
5.15% 03/20/28
1
310,120,000 312,891,834
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
5,535,000 4,760,425
3.68% 04/22/41
1,3
22,760,000 18,114,917
3.84% 04/22/51
1,3
68,301,000 53,180,807
3.98% 04/11/29
1,3
9,225,000 8,775,143
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 14,845,234
5.50% 09/01/41 32,811,000 28,697,203
T-Mobile USA, Inc.
2.25% 02/15/26
1
53,869,000 48,726,967
2.55% 02/15/31 10,083,000 8,494,904
2.63% 04/15/26 102,831,000 93,411,856
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
2.63% 02/15/29 $ 5,073,000 $ 4,296,577
3.50% 04/15/31 10,613,000 9,200,116
3.75% 04/15/27 31,847,000 30,646,734
3.88% 04/15/30 296,582,000 277,065,205
4.38% 04/15/40 3,715,000 3,322,930
Verizon Communications, Inc.
2.55% 03/21/31 2,150,000 1,840,611
4.50% 08/10/33 7,316,000 7,142,809
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
5,000,000 4,190,017
4.88% 06/19/49
3
133,422,500 122,502,466
5.25% 05/30/48
3
78,950,500 75,296,734
Walt Disney Co. (The)
4.63% 03/23/40 10,320,000 10,095,242
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
3,059,000 2,543,405
2,816,473,810
Consumer Discretionary — 1.53%
Altria Group, Inc.
3.70% 02/04/51 995,000 640,518
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 45,442,000 43,758,512
4.90% 02/01/46 25,994,000 24,480,250
Anheuser-Busch InBev Worldwide, Inc.
4.35% 06/01/40 21,155,000 18,967,800
4.60% 04/15/48 29,578,000 26,648,856
4.60% 06/01/60 63,922,000 56,184,278
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
24,780,000 24,559,139
5.15% 05/15/38
1,3
12,881,000 12,246,082
5.30% 05/15/48
1,3
18,831,000 17,752,644
BAT Capital Corp.
2.73% 03/25/31 795,000 628,608
3.56% 08/15/27 8,003,000 7,333,745
3.73% 09/25/40 3,182,000 2,251,076
3.98% 09/25/50 13,755,000 9,501,120
4.39% 08/15/37 73,160,000 58,151,786
4.54% 08/15/47 119,665,000 87,947,754
4.76% 09/06/49 30,502,000 23,052,373
5.28% 04/02/50 5,356,000 4,379,922
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
94,605,000 56,440,592
Constellation Brands, Inc.
4.35% 05/09/27 14,505,000 14,423,793
4.65% 11/15/28 7,350,000 7,280,943
4.75% 05/09/32 38,155,000 37,735,682
GSK Consumer Healthcare Capital U.S., LLC
3.38% 03/24/27
1
11,710,000 11,217,696

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
GSK Consumer Healthcare Capital UK PLC
(United Kingdom)
3.13% 03/24/25
1,3
$ 6,935,000 $ 6,767,797
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
15,312,000 14,827,941
3.50% 02/11/23
1,3
4,800,000 4,778,189
3.50% 07/26/26
1,3
53,505,000 50,189,916
4.25% 07/21/25
1,3
15,566,000 15,336,887
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,268,583
Magallanes, Inc.
3.43% 03/15/24
1
3,000,000 2,941,251
5.05% 03/15/42
1
16,935,000 14,418,972
5.14% 03/15/52
1
260,865,000 219,343,801
5.39% 03/15/62
1
106,895,000 89,772,893
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 31,990,451
5.85% 08/15/45 68,022,000 57,864,382
1,056,084,232
Electric — 1.00%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 1,460,000 1,208,794
Alliant Energy Finance LLC
3.75% 06/15/23
1
31,081,000 31,115,351
Alliant Energy Finance, LLC
3.60% 03/01/32
1
4,515,000 4,104,796
American Electric Power Co., Inc.
2.03% 03/15/24 4,935,000 4,775,500
American Electric Power Co., Inc.,
Series F
2.95% 12/15/22 4,511,000 4,496,898
American Electric Power Co., Inc.,
Series J
4.30% 12/01/28 8,480,000 8,269,945
American Transmission Systems, Inc.
2.65% 01/15/32
1
15,040,000 12,761,667
Appalachian Power Co.
4.45% 06/01/45 100,000 88,144
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 7,558,477
Black Hills Corp.
4.35% 05/01/33 1,285,000 1,202,561
Consolidated Edison Co. of New York, Inc.
3.20% 12/01/51 1,629,000 1,238,881
3.70% 11/15/59 4,740,000 3,821,749
Consolidated Edison Co. of New York, Inc.,
Series C
3.00% 12/01/60 1,854,000 1,276,881
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.,
Series E
4.65% 12/01/48 $ 14,546,000 $ 13,758,012
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 9,888,010
4.25% 12/15/41 14,683,000 13,561,439
Duke Energy Carolinas, LLC
2.85% 03/15/32 60,000 53,329
3.55% 03/15/52 1,705,000 1,418,588
Duke Energy Corp.
2.55% 06/15/31 41,835,000 34,797,131
3.75% 09/01/46 9,965,000 7,874,937
3.85% 06/15/34 15,995,000 16,456,742
Empresas Publicas de Medellin ESP,
Series REGS
(Colombia)
4.38% 02/15/31
3
1,000,000 765,100
EVERSOURCE ENERGY
4.60% 07/01/27 18,340,000 18,503,041
Exelon Corp.
2.75% 03/15/27
1
5,205,000 4,884,871
3.35% 03/15/32
1
40,105,000 35,999,366
FirstEnergy Corp.
2.65% 03/01/30 5,831,000 4,819,088
FirstEnergy Corp.,
Series B
2.25% 09/01/30 3,775,000 3,032,458
FirstEnergy Corp.,
Series C
3.40% 03/01/50 27,555,000 18,736,711
FirstEnergy Transmission LLC
2.87% 09/15/28
1
60,193,000 50,970,930
4.35% 01/15/25
1
23,330,000 22,998,566
4.55% 04/01/49
1
13,175,000 10,781,638
5.45% 07/15/44
1
24,625,000 23,269,321
Florida Power & Light Co.
3.70% 12/01/47 1,340,000 1,183,301
Jersey Central Power & Light Co.
2.75% 03/01/32
1
820,000 698,564
4.30% 01/15/26
1
6,945,000 6,868,064
4.70% 04/01/24
1
49,765,000 50,105,419
6.40% 05/15/36 11,630,000 12,758,742
Metropolitan Edison Co.
3.50% 03/15/23
1
10,715,000 10,649,477
4.00% 04/15/25
1
35,719,000 35,149,525
4.30% 01/15/29
1
18,381,000 18,154,238
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
1,825,000 1,477,452
NextEra Energy Capital Holdings, Inc.
4.63% 07/15/27 74,110,000 75,100,474
5.00% 07/15/32 10,738,000 11,002,835
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 116,096
4.15% 04/15/25
1
28,335,000 27,892,895

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of Colorado,
Series 39
4.50% 06/01/52 $ 13,570,000 $ 13,319,924
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 14,154,609
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 24,805,807
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 8,424,136
686,350,480
Energy — 1.62%
Boston Gas Co.
3.76% 03/16/32
1
6,440,000 5,980,362
Ecopetrol SA
(Colombia)
6.88% 04/29/30
3
10,775,000 9,525,100
Energy Transfer LP
4.00% 10/01/27 29,583,000 28,025,218
4.90% 03/15/35 5,160,000 4,679,562
4.95% 05/15/28 9,231,000 9,046,911
4.95% 06/15/28 26,678,000 26,315,126
5.00% 05/15/50 43,460,000 37,098,899
5.15% 03/15/45 48,691,000 41,613,410
5.35% 05/15/45 4,421,000 3,888,263
5.40% 10/01/47 135,238,000 119,122,411
5.50% 06/01/27 45,983,000 46,713,797
6.13% 12/15/45 16,239,000 15,599,110
Enterprise Products Operating LLC
4.20% 01/31/50 1,433,000 1,207,952
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
19,018,302 16,206,985
Hess Corp.
5.60% 02/15/41 22,039,000 21,551,203
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
1,800,000 1,299,863
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
5,883,000 4,248,385
4.75% 04/19/27
3
7,800,000 7,025,928
5.38% 04/24/30
3
2,251,000 1,993,260
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 5,583,555
Kinder Morgan Energy Partners LP
4.70% 11/01/42 2,171,000 1,827,546
5.00% 08/15/42 5,775,000 5,070,251
5.40% 09/01/44 5,000,000 4,614,796
Kinder Morgan, Inc.
5.55% 06/01/45 4,831,000 4,574,637
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 $ 150,000 $ 174,780
Occidental Petroleum Corp.
0.00% 10/10/36
12
60,128,000 29,889,287
4.50% 07/15/44 7,811,000 6,232,221
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
44,071,000 38,451,948
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
26,502,000 19,464,394
6.75% 09/21/47
3
130,748,000 81,188,624
6.95% 01/28/60
3
34,555,000 21,354,990
7.69% 01/23/50
3
62,775,000 42,880,661
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
13,050,000 11,128,452
3.50% 04/21/30
1,3
34,277,000 32,495,453
Petronas Capital Ltd.,
Series REGS (EMTN)
(Malaysia)
2.48% 01/28/32
3
5,000,000 4,263,775
Phillips 66 Co.
4.90% 10/01/46
1
5,485,000 5,244,827
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 6,153,908
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 27,702,643
3.80% 09/15/30 8,920,000 7,893,996
Qatar Energy
Series REGS
(Qatar)
2.25% 07/12/31
3
21,710,000 18,622,838
Rockies Express Pipeline LLC
4.80% 05/15/30
1
5,125,000 4,292,188
4.95% 07/15/29
1
84,805,000 72,704,300
6.88% 04/15/40
1
44,867,000 37,351,777
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
62,216,939 53,195,483
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
6,500,000 6,015,750
Shell International Finance BV
(Netherlands)
3.75% 09/12/46
3
9,472,000 8,110,614
4.00% 05/10/46
3
19,451,000 17,251,365
4.55% 08/12/43
3
397,000 377,479
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 43,728
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
16,442,000 16,182,282

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
TC PipeLines LP
4.38% 03/13/25 $ 2,198,000 $ 2,210,804
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 28,675,000 25,520,750
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
17,466,300 16,660,842
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
15,336,563 13,516,189
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
39,801,150 37,158,951
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
20,000,000 16,516,204
4.13% 08/15/31
1
9,000,000 7,737,682
Williams Cos., Inc. (The)
5.40% 03/04/44 5,000,000 4,774,893
1,115,576,608
Finance — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
31,190,000 27,177,968
3.00% 10/29/28
3
56,990,000 47,976,742
3.15% 02/15/24
3
17,310,000 16,833,042
3.30% 01/23/23
3
6,426,000 6,410,950
3.30% 01/30/32
3
109,715,000 87,509,870
3.88% 01/23/28
3
5,015,000 4,541,349
4.88% 01/16/24
3
12,060,000 12,052,272
Air Lease Corp.
2.20% 01/15/27 48,265,000 42,116,636
2.25% 01/15/23 18,850,000 18,662,620
3.00% 09/15/23 28,655,000 28,189,776
3.25% 03/01/25 19,930,000 19,185,165
3.25% 10/01/29 5,000,000 4,182,928
4.25% 09/15/24 5,554,000 5,491,047
4.63% 10/01/28 2,000,000 1,851,299
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 32,971,264
2.88% 01/15/26 10,055,000 9,245,972
3.00% 02/01/30 2,000,000 1,628,224
4.25% 02/01/24 5,000,000 4,954,121
Alta Wind Holdings LLC
7.00% 06/30/35
1,5,6
3,397,987 3,539,575
American Express Co.
2.55% 03/04/27 12,600,000 11,754,063
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
169,840,000 138,592,815
2.88% 02/15/25
1,3
43,160,000 39,762,589
3.25% 02/15/27
1,3
17,880,000 15,729,629
3.95% 07/01/24
1,3
35,499,000 34,506,514
Capital One Financial Corp.
1.34% 12/06/24
4
114,655,000 109,917,450
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.64% 03/03/26
4
$ 8,265,000 $ 7,815,968
Charles Schwab Corp. (The)
1.65% 03/11/31 5,350,000 4,303,320
2.90% 03/03/32 2,960,000 2,607,861
Citigroup, Inc.
1.28% 11/03/25
4
2,043,000 1,900,845
1.46% 06/09/27
4
161,263,000 142,620,715
2.01% 01/25/26
4
3,335,000 3,127,852
2.52% 11/03/32
4
16,545,000 13,555,015
2.56% 05/01/32
4
20,160,000 16,619,186
2.57% 06/03/31
4
59,011,000 49,654,730
2.67% 01/29/31
4
23,058,000 19,606,333
3.06% 01/25/33
4
177,755,000 151,101,420
3.11% 04/08/26
4
7,705,000 7,412,521
3.35% 04/24/25
4
1,275,000 1,249,882
3.52% 10/27/28
4
22,030,000 20,602,572
3.67% 07/24/28
4
5,220,000 4,940,694
3.79% 03/17/33
4
74,980,000 67,800,582
4.41% 03/31/31
4
18,101,000 17,307,102
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
45,070,000 41,836,784
Discover Financial Services
3.85% 11/21/22 8,794,000 8,816,933
Ford Motor Credit Co. LLC
4.25% 09/20/22 19,823,000 19,817,747
(LIBOR USD 3-Month plus 1.08%)
2.37% 08/03/22
2
11,865,000 11,842,753
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
124,519,000 116,717,138
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
77,465,000 74,127,922
1.22% 12/06/23 192,325,000 185,633,746
1.43% 03/09/27
4
170,920,000 152,050,432
1.54% 09/10/27
4
106,330,000 93,419,275
1.95% 10/21/27
4
46,890,000 41,536,010
1.99% 01/27/32
4
282,000 223,429
2.38% 07/21/32
4
104,409,000 84,620,683
2.62% 04/22/32
4
24,685,000 20,519,747
2.65% 10/21/32
4
27,067,000 22,334,025
2.91% 07/24/23
4
26,692,000 26,677,541
3.20% 02/23/23 51,252,000 51,285,333
3.27% 09/29/25
4
144,232,000 140,411,280
3.50% 04/01/25 36,914,000 36,272,422
Intercontinental Exchange, Inc.
1.85% 09/15/32 2,372,000 1,859,455
4.00% 09/15/27 27,935,000 27,501,740
4.60% 03/15/33 35,060,000 34,877,368
JPMorgan Chase & Co.
1.56% 12/10/25
4
147,510,000 138,197,552
1.76% 11/19/31
4
11,145,000 8,822,146
2.55% 11/08/32
4
68,660,000 57,107,597
2.95% 02/24/28
4
51,325,000 47,630,305
2.96% 01/25/33
4
61,627,000 52,967,201
3.80% 07/23/24
4
9,861,000 9,829,828

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.79% 05/30/25
4
$ 62,230,000 $ 57,984,317
1.59% 05/04/27
4
124,927,000 111,474,887
2.48% 09/16/36
4
325,000 249,970
2.95% 05/07/32
4
70,820,000 70,427,189
5.30% 04/20/37
4
52,548,000 51,033,078
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
21,175,000 20,032,012
1.51% 07/20/27
4
5,285,000 4,649,556
2.24% 07/21/32
4
69,826,000 56,759,497
Morgan Stanley
(MTN)
0.53% 01/25/24
4
23,165,000 22,730,706
1.16% 10/21/25
4
178,926,000 166,004,018
1.79% 02/13/32
4
1,178,000 927,768
1.93% 04/28/32
4
54,314,000 43,146,173
2.51% 10/20/32
4
51,911,000 43,018,426
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
120,650,000 110,597,099
3.77% 03/08/24
1,3,4
55,190,000 55,060,713
4.36% 08/01/24
1,3,4
104,478,000 104,637,929
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
10,746,000 10,709,882
5.50% 02/15/24
1,3
26,855,000 26,654,925
Raymond James Financial, Inc.
4.95% 07/15/46 46,716,000 45,644,420
TIAA FSB Holdings, Inc.
5.75% 07/02/25 4,045,000 4,129,869
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
19,940,000 19,882,327
3,789,701,631
Food — 0.70%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
4,995,000 4,227,643
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
17,544,000 14,443,220
4.38% 02/02/52
1,3
58,603,000 41,393,197
5.50% 01/15/30
1,3
38,255,000 36,263,034
5.75% 04/01/33
1,3
77,400,000 73,779,128
6.50% 04/15/29
1,3
5,402,000 5,508,906
6.50% 12/01/52
1,3
34,350,000 32,442,237
Kraft Heinz Foods Co.
3.00% 06/01/26 2,173,000 2,054,232
4.38% 06/01/46 2,882,000 2,402,541
4.88% 10/01/49 17,370,000 15,397,888
5.00% 07/15/35 24,594,000 23,948,407
5.00% 06/04/42 15,357,000 14,055,907
5.20% 07/15/45 70,637,000 65,522,263
6.50% 02/09/40 6,240,000 6,755,586
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Pilgrim's Pride Corp.
3.50% 03/01/32
1
$ 59,507,000 $ 46,738,338
4.25% 04/15/31
1
1,429,000 1,193,559
5.88% 09/30/27
1
4,269,000 4,089,154
Post Holdings, Inc.
4.63% 04/15/30
1
52,888,000 44,714,688
5.75% 03/01/27
1
6,092,000 5,932,085
Smithfield Foods, Inc.
2.63% 09/13/31
1
14,435,000 11,591,074
3.00% 10/15/30
1
8,890,000 7,446,764
4.25% 02/01/27
1
24,855,000 23,902,689
483,802,540
Gaming — 0.05%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
15,021,000 11,735,587
8.13% 07/01/27
1
24,855,000 24,067,718
MGM Resorts International
6.00% 03/15/23 30,000 30,010
35,833,315
Health Care — 3.38%
AbbVie, Inc.
2.90% 11/06/22 7,139,000 7,137,196
3.25% 10/01/22 5,719,000 5,720,240
4.05% 11/21/39 10,782,000 9,623,794
4.25% 11/21/49 10,420,000 9,245,131
4.40% 11/06/42 62,889,000 57,303,745
4.45% 05/14/46 11,444,000 10,397,651
4.50% 05/14/35 49,065,000 47,696,446
4.55% 03/15/35 33,431,000 32,570,689
American Medical Systems Europe BV
(Netherlands)
1.63% 03/08/31
3
5,855,000 5,329,735
1.88% 03/08/34
3
5,000,000 4,371,701
Amgen, Inc.
3.00% 02/22/29 12,925,000 11,938,482
3.00% 01/15/52 1,879,000 1,336,493
3.35% 02/22/32 36,865,000 33,781,993
3.38% 02/21/50 12,009,000 9,248,823
4.20% 02/22/52 41,080,000 36,135,149
4.40% 02/22/62 21,360,000 18,609,746
Baxter International, Inc.
0.87% 12/01/23 13,013,000 12,496,437
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
2,805,000 2,672,406
3.95% 04/15/45
1
17,489,000 13,370,293
4.25% 12/15/25
1
21,547,000 21,301,701
4.38% 12/15/28
1
113,100,000 110,252,740
4.40% 07/15/44
1
69,196,000 58,076,521
4.63% 06/25/38
1
36,299,000 32,831,031
4.88% 06/25/48
1
88,246,000 79,518,043
5.50% 08/15/25
1
13,932,000 14,000,549
5.50% 07/30/35
1
3,820,000 3,817,248
Bayer U.S. Finance LLC
3.38% 10/08/24
1
2,055,000 2,009,128

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
2.82% 05/20/30 $ 20,388,000 $ 18,023,321
3.36% 06/06/24 1,013,000 1,002,885
Cedars-Sinai Health System,
Series 2021
2.29% 08/15/31 12,870,000 11,116,046
Centene Corp.
2.45% 07/15/28 31,858,000 26,611,864
2.50% 03/01/31 13,855,000 11,084,000
3.00% 10/15/30 138,275,000 114,959,761
4.25% 12/15/27 43,225,000 40,483,238
Cigna Corp.
3.20% 03/15/40 4,157,000 3,323,704
3.88% 10/15/47 22,722,000 18,783,860
4.80% 08/15/38 26,478,000 25,801,253
4.80% 07/15/46 38,613,000 36,868,282
CommonSpirit Health
2.76% 10/01/24 11,198,000 10,915,118
2.78% 10/01/30 19,835,000 17,108,140
3.35% 10/01/29 52,258,000 48,163,503
4.35% 11/01/42 2,860,000 2,577,716
CVS Health Corp.
2.75% 12/01/22 31,624,000 31,595,092
4.78% 03/25/38 23,581,000 22,358,863
4.88% 07/20/35 22,450,000 22,224,788
5.05% 03/25/48 152,729,000 146,349,914
5.13% 07/20/45 60,105,000 58,026,863
Danaher Corp.
2.80% 12/10/51 7,950,000 5,748,221
Embecta Corp.
5.00% 02/15/30
1
11,820,000 10,018,893
6.75% 02/15/30
1
20,593,000 18,615,911
Encompass Health Corp.
4.63% 04/01/31 7,000,000 5,694,951
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
90,804,000 7,831,845
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
67,592,000 58,255,775
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
3,960,000 3,446,323
HCA, Inc.
2.38% 07/15/31 563,000 436,801
3.13% 03/15/27
1
4,356,000 3,961,397
3.50% 09/01/30 4,317,000 3,685,013
3.63% 03/15/32
1
40,415,000 34,167,369
4.13% 06/15/29 10,936,000 9,988,379
4.38% 03/15/42
1
15,000,000 12,031,731
4.63% 03/15/52
1
67,551,000 54,078,073
5.25% 04/15/25 3,305,000 3,314,588
5.25% 06/15/26 59,869,000 59,601,807
5.25% 06/15/49 188,662,000 162,871,829
5.38% 02/01/25 8,764,000 8,751,850
5.50% 06/15/47 57,012,000 51,801,673
5.63% 09/01/28 24,411,000 24,089,751
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.88% 02/15/26 $ 8,915,000 $ 8,994,878
5.88% 02/01/29 21,822,000 21,919,763
Humana, Inc.
0.65% 08/03/23 118,205,000 114,575,287
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
23,838,000 19,292,058
Molina Healthcare, Inc.
3.88% 11/15/30
1
67,275,000 57,611,619
3.88% 05/15/32
1
47,994,000 40,410,566
4.38% 06/15/28
1
48,064,000 43,124,676
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 3,292,824
PerkinElmer, Inc.
0.55% 09/15/23 35,000,000 33,730,122
0.85% 09/15/24 22,870,000 21,236,888
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 2,071,138
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
11,885,000 11,454,850
1.75% 09/02/27
3
11,295,000 9,650,991
Teleflex, Inc.
4.25% 06/01/28
1
75,000 67,890
Tenet Healthcare Corp.
4.88% 01/01/26
1
2,831,000 2,618,675
Thermo Fisher Scientific Finance I BV
(Netherlands)
2.00% 10/18/51
3
36,294,000 26,401,927
UnitedHealth Group, Inc.
3.70% 08/15/49 4,911,000 4,202,899
4.25% 04/15/47 13,825,000 12,983,382
4.75% 05/15/52 1,630,000 1,633,002
Universal Health Services, Inc.
1.65% 09/01/26
1
45,000,000 39,045,851
2,330,882,788
Industrials — 0.73%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
71,822,000 51,888,302
Artera Services LLC
9.03% 12/04/25
1
50,815,000 41,081,387
Berry Global, Inc.
1.50% 01/15/27
1
8,110,000 7,411,646
1.57% 01/15/26 51,115,000 45,657,964
1.65% 01/15/27 9,576,000 8,390,006
4.88% 07/15/26
1
82,131,000 78,538,590
Boeing Co. (The)
1.17% 02/04/23 12,010,000 11,872,216
1.43% 02/04/24 151,800,000 145,293,706
4.88% 05/01/25 19,940,000 19,871,796

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
$ 1,785,000 $ 1,694,898
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
11,550,000 9,173,673
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 12,906,000 14,450,596
Heathrow Funding Ltd.
(United Kingdom)
5.23% 02/15/23
1,3
34,415,000 42,276,699
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 12,931,550
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
7,500,000 7,105,050
8.50% 08/15/27
1,3
3,477,000 3,281,419
500,919,498
Information Technology — 0.59%
Broadcom, Inc.
3.14% 11/15/35
1
10,000,000 7,648,598
3.42% 04/15/33
1
37,837,000 31,316,265
4.30% 11/15/32 44,480,000 40,519,774
Fiserv, Inc.
3.20% 07/01/26 5,905,000 5,620,468
Intel Corp.
2.80% 08/12/41 7,760,000 5,921,436
3.05% 08/12/51 10,415,000 7,778,073
3.73% 12/08/47 590,000 501,413
NCR Corp.
5.00% 10/01/28
1
1,850,000 1,581,750
5.25% 10/01/30
1
6,365,000 5,497,991
Oracle Corp.
2.30% 03/25/28 56,500,000 48,674,804
2.80% 04/01/27 7,928,000 7,244,076
2.88% 03/25/31 1,850,000 1,524,976
3.60% 04/01/40 22,483,000 16,836,992
3.60% 04/01/50 37,887,000 26,388,438
3.65% 03/25/41 76,945,000 57,370,699
3.85% 07/15/36 23,336,000 18,783,499
3.95% 03/25/51 23,602,000 17,351,172
4.00% 11/15/47 6,955,000 5,170,499
4.13% 05/15/45 7,200,000 5,501,975
TSMC Arizona Corp.
4.13% 04/22/29 3,500,000 3,496,745
4.25% 04/22/32 54,765,000 54,169,223
4.50% 04/22/52 36,440,000 35,988,125
404,886,991
Insurance — 1.20%
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 79,250,000 65,333,684
Athene Global Funding
1.61% 06/29/26
1
61,330,000 53,484,303
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
1.99% 08/19/28
1
$ 11,040,000 $ 9,160,600
3.21% 03/08/27
1
26,060,000 23,721,596
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
146,955,000 142,834,845
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 20,435,000 18,352,847
3.85% 03/15/52 62,145,000 53,365,823
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 14,616,415
7.20% 07/15/48
1
18,415,000 21,478,832
Farmers Exchange Capital II
6.15% 11/01/53
1,4
59,331,000 62,370,658
Farmers Exchange Capital III
5.45% 10/15/54
1,4
80,605,000 82,528,552
Farmers Insurance Exchange
4.75% 11/01/57
1,4
23,060,000 20,851,645
Metropolitan Life Global Funding I
3.30% 03/21/29
1
16,005,000 15,013,906
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
42,571,000 42,580,759
New York Life Insurance Co.
3.75% 05/15/50
1
5,695,000 4,665,237
Protective Life Global Funding
1.90% 07/06/28
1
56,210,000 48,708,651
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
116,155,000 88,877,820
4.27% 05/15/47
1
13,496,000 12,115,635
4.38% 09/15/54
1,4
35,635,000 35,032,316
Willis North America, Inc.
2.95% 09/15/29 11,025,000 9,462,089
4.50% 09/15/28 5,079,000 4,936,844
829,493,057
Materials — 0.20%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
18,839,000 16,528,585
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
9,000,000 9,149,040
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
6.53% 11/15/28
3
5,767,000 5,862,502
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
15,950,000 13,122,940
5.00% 09/26/48 99,234,000 92,589,513
137,252,580
Real Estate Investment Trust (REIT) — 1.46%
American Campus Communities Operating Partnership LP
2.25% 01/15/29 13,040,000 12,078,423
2.85% 02/01/30 49,920,000 47,598,438
3.30% 07/15/26 21,300,000 20,844,827
3.63% 11/15/27 8,595,000 8,487,507

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
19 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.75% 04/15/23 $ 45,679,000 $ 45,646,595
4.13% 07/01/24 4,095,000 4,119,664
American Homes 4 Rent LP
4.30% 04/15/52 5,035,000 4,068,524
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
26,740,000 26,241,665
3.94% 07/12/47
3
6,700,000 6,706,574
Ascendas Real Estate Investment Trust
(EMTN)
(Slovenia)
0.75% 06/23/28
3
15,838,000 13,345,464
Boston Properties LP
3.25% 01/30/31 16,764,000 14,405,638
Digital Dutch Finco BV
(Netherlands)
0.63% 07/15/25
3
2,375,000 2,289,358
1.00% 01/15/32
3
5,000,000 3,741,050
1.25% 02/01/31
3
10,045,000 7,922,326
1.50% 03/15/30
3
15,000,000 12,770,068
Digital Euro Finco LLC
1.13% 04/09/28 10,000,000 8,822,118
2.63% 04/15/24 2,100,000 2,186,380
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
5,000,000 3,697,668
1.38% 07/18/32
3
2,000,000 1,497,534
Federal Realty Investment Trust
7.48% 08/15/26 18,825,000 20,472,590
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 25,652,000 24,818,310
5.25% 06/01/25 75,515,000 74,353,579
5.30% 01/15/29 34,755,000 33,375,574
5.38% 11/01/23 36,796,000 36,821,930
5.38% 04/15/26 99,048,000 97,116,069
5.75% 06/01/28 29,128,000 28,500,000
Healthcare Realty Trust, Inc.
3.88% 05/01/25 20,446,000 20,023,165
Healthcare Trust of America Holdings LP
2.00% 03/15/31 24,955,000 19,368,953
3.10% 02/15/30 29,117,000 25,056,423
3.75% 07/01/27 18,945,000 18,005,880
Hudson Pacific Properties LP
3.95% 11/01/27 13,630,000 12,990,287
4.65% 04/01/29 9,585,000 9,209,750
Invitation Homes Operating Partnership LP
4.15% 04/15/32 3,275,000 2,976,441
Kilroy Realty LP
2.50% 11/15/32 3,705,000 2,899,433
2.65% 11/15/33 10,028,000 7,773,970
3.45% 12/15/24 11,572,000 11,291,695
Life Storage LP
3.88% 12/15/27 6,960,000 6,635,439
Prologis Euro Finance LLC
0.38% 02/06/28 5,000,000 4,464,890
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 $ 2,720,000 $ 2,437,522
SL Green Operating Partnership LP
3.25% 10/15/22 49,011,000 49,027,813
SL Green Realty Corp.
4.50% 12/01/22 15,845,000 15,866,916
Ventas Realty LP
3.50% 02/01/25 12,540,000 12,244,627
3.75% 05/01/24 9,705,000 9,649,604
4.88% 04/15/49 7,980,000 7,443,463
VICI Properties LP
4.95% 02/15/30 4,790,000 4,536,663
5.13% 05/15/32 70,756,000 66,834,924
5.63% 05/15/52 32,867,000 29,984,722
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
5,915,000 5,204,431
3.88% 02/15/29
1
41,541,000 35,809,065
4.50% 09/01/26
1
8,763,000 8,083,868
4.50% 01/15/28
1
19,616,000 17,911,168
4.63% 06/15/25
1
16,415,000 15,654,582
5.63% 05/01/24
1
7,385,000 7,308,085
5.75% 02/01/27
1
18,018,000 17,234,373
1,007,856,025
Retail — 0.21%
7-Eleven, Inc.
0.63% 02/10/23
1
58,715,000 57,585,033
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
1,3
18,032,000 13,639,148
FirstCash, Inc.
5.63% 01/01/30
1
15,320,000 13,440,920
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
83,531,000 55,298,357
Starbucks Corp.
3.00% 02/14/32 2,795,000 2,432,060
142,395,518
Services — 0.11%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
7,600,000 7,613,186
GFL Environmental, Inc.
(Canada)
4.38% 08/15/29
1,3
605,000 487,869
S&P Global, Inc.
2.70% 03/01/29
1
12,000,000 10,931,545
4.75% 08/01/28
1
2,767,000 2,814,584
Waste Connections, Inc.
(Canada)
3.20% 06/01/32
3
6,515,000 5,812,023
Waste Pro USA, Inc.
5.50% 02/15/26

50,043,000 44,521,005
72,180,212

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0.31%
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00% 07/15/25 $ 10,838,446 $ 9,983,454
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 15,627,127 14,409,843
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 79,365,633 69,951,136
Empresa de Transporte de Pasajeros Metro SA
(Chile)
3.65% 05/07/30
1,3
9,660,000 8,707,688
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 9,604,644 8,833,310
Norfolk Southern Corp.
3.70% 03/15/53 5,905,000 4,877,512
SMBC Aviation Capital Finance DAC
(Ireland)
3.00% 07/15/22
1,3
20,315,000 20,312,430
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 9,873,694 9,833,418
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 2,030,446 2,042,740
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 26,535,066 26,702,468
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 6,763 6,250
Union Pacific Corp.
2.80% 02/14/32 380,000 338,301
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 11,832,154 11,328,800
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 29,123,825 26,300,739
213,628,089
Total Corporates
(Cost $23,082,511,802) 20,460,245,016
FOREIGN GOVERNMENT OBLIGATIONS — 1.18%
Foreign Government Obligations — 1.18%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
38,500,000 35,500,850
Airport Authority
(Hong Kong)
2.50% 01/12/32
1,3
8,040,000 7,050,919
3.25% 01/12/52
1,3
69,310,000 56,730,235
3.50% 01/12/62
1,3
5,435,000 4,454,431
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
$ 24,818,000 $ 23,465,419
3.88% 06/12/30
3
22,393,000 18,831,729
4.63% 01/13/28
3
11,020,000 10,318,605
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
12,329,000 10,545,980
3.24% 02/06/28
3
11,522,000 10,882,759
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
29,916,000 22,874,447
3.13% 04/15/31
3
7,300,000 5,399,810
4.50% 01/28/26
3
28,355,000 26,633,851
Croatia Government International Bond,
Series REGS
(Croatia)
6.00% 01/26/24
3
18,065,000 18,631,500
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
25,047,000 20,177,062
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
19,530,000 15,114,267
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
3,550,000 2,600,109
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
4,765,000 3,911,055
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
17,300,000 13,409,230
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
29,861,000 26,662,663
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
40,616,000 33,527,630
3.75% 01/11/28
3
54,600,000 52,400,848
4.50% 04/22/29
3
11,767,000 11,455,174
4.75% 04/27/32
3
5,485,000 5,272,136
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
10,500,000 10,127,618
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
19,300,000 15,141,719
3.16% 01/23/30
3
55,874,000 49,931,660
3.88% 03/17/28
3
1,100,000 1,052,725
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
9,800,000 7,335,790

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
21 / June 2022
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
4.95% 04/28/31
1,3
$ 7,477,000 $ 6,929,215
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
17,340,000 15,260,587
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
4.15% 03/29/27
3
5,100,000 5,025,897
Peruvian Government International Bond
(Peru)
2.78% 01/23/31
3
5,270,000 4,493,461
2.84% 06/20/30
3
38,741,000 33,874,743
4.13% 08/25/27
3
2,327,000 2,284,284
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
8,405,000 6,765,302
1.95% 01/06/32
3
7,040,000 5,761,441
2.46% 05/05/30
3
4,565,000 3,994,202
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
9,770,000 9,715,288
4.50% 04/23/28
3
35,553,000 36,925,346
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
28,007,000 23,994,157
4.85% 09/30/29
3
19,945,000 17,098,849
5.88% 04/20/32
3
10,600,000 9,085,260
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 20,129,200
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
29,155,000 28,571,900
3.25% 10/22/30
3
16,040,000 15,117,700
3.63% 03/04/28
3
27,097,000 26,788,094
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
20,570,000 20,850,832
Total Foreign Government Obligations
(Cost $938,786,737) 812,105,979
MORTGAGE-BACKED — 44.28%**
Non-Agency Commercial Mortgage-Backed — 3.01%
1301 Properties Owner LP
2.08% 09/07/25
5,6
47,327,027 46,598,191
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
2.72% 06/15/36
1,2,3
19,750,000 19,173,173
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
122,930,000 118,346,230
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2018-TALL, Class C
(LIBOR USD 1-Month plus 1.12%)
2.45% 03/15/37
1,2
$ 18,000,000 $ 16,257,568
BFLD Trust,
Series 2020-OBRK, Class A
(LIBOR USD 1-Month plus 2.05%)
3.37% 11/15/28
1,2
65,000,000 64,211,218
BGME Trust,
Series 2021-VR, Class A
3.09% 01/10/43
1,4
20,000,000 17,833,470
BGME Trust,
Series 2021-VR, Class B
3.09% 01/10/43
1,4
32,137,000 27,835,863
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.97% 07/15/54
4
21,624,000 22,420,931
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
2.24% 10/15/36
1,2
165,217,703 162,617,185
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 157,135,430
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
2.86% 06/15/27
1,2
152,924,000 151,390,295
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
3.89% 06/15/27
1,2
90,170,000 88,926,853
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 37,882,154
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
80,255,000 76,395,581
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.44% 03/10/39
1,4
272,551,000 5,153,163
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(LIBOR USD 1-Month plus 2.25%)
3.31% 12/19/24
1,2
90,174,646 83,732,200
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
32,645,000 28,592,734
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.58% 05/15/54
4
26,458,000 27,308,537
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 440,000 437,795

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
2.30% 05/15/36
1,2
$ 31,400,000 $ 30,894,843
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 27,486,264
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
1
35,000,000 33,616,975
GS Mortgage-Backed Securities Trust,
Series 2022-SROA, Class A
(-1.00 X CME Term SOFR 1-Month plus 2.70%)
3.46% 07/12/24
†,1,2
44,000,000 43,998,288
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
84,915,000 76,826,091
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
81,025,000 72,293,633
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(LIBOR USD 1-Month plus 1.80%)
3.12% 05/15/36
1,2
26,449,000 25,551,763
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
2.62% 07/15/36
1,2,3
45,000,000 43,790,998
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(SOFR30A plus 1.35%)
2.14% 02/19/37
1,2,3
25,000,000 24,276,272
NCMF Trust,
Series 2022-MFP, Class A
(CME Term SOFR 1-Month plus 1.74%)
3.02% 03/15/39
1,2
115,900,000 114,365,554
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 128,322,630
Project Colt (Acquired 03/08/2022, cost $100,000,000)
1.95% 03/10/27
5,6
100,000,000 95,870,000
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
15,810,000 15,193,772
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
1,4
48,830,000 47,846,464
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,4
56,465,000 46,049,500
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
8,710,000 7,086,041
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
3.03% 01/15/24
1,2
$ 68,000,000 $ 66,406,791
Taurus UK DAC,
Series 2021-UK4A, Class A
(Ireland)
(SONIA plus 0.95%)
1.56% 08/17/31
1,2,3
15,502,114 18,050,625
2,070,175,075
Non-Agency Mortgage-Backed — 7.50%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/22)
7.40% 06/25/32 24,826 24,507
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
1.84% 02/25/37
2
9,661,185 9,632,141
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.26% 05/25/34
2
125,898 123,844
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
1.92% 06/25/36
2
2,478,195 1,905,648
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.84% 08/25/36
2
27,724,000 25,747,936
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.00% 06/25/37
2
28,870,223 22,584,977
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.16% 01/25/36
2
146,203 136,611
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.70%)
2.32% 12/25/35
2
20,957 20,917
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/22)
2.86% 07/25/59
1
133,111 128,999
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 2,164 2,129
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.98% 09/25/35
2
317,001 281,229

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
23 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.48% 02/25/36
2
$ 34,802,290 $ 31,262,999
Alternative Loan Trust,
Series 2005-84, Class 1A1
2.13% 02/25/36
4
28,343 26,656
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.16% 02/25/37
4
889,584 830,572
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.34%)
1.96% 06/25/46
2
1,465 1,468
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.82% 03/25/37
2
560,641 125,646
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
1.63% 10/25/46
2
33,632,512 25,823,009
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
1.75% 03/25/47
2
28,141,042 25,811,223
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.07% 10/25/34
2
3,788,875 3,739,300
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.59%)
2.21% 03/25/36
2
3,230,638 3,244,278
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.28% 11/25/34
2
626,699 624,730
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/22)
7.50% 10/25/27 8,334 8,409
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
2.36% 10/25/35
2
131,847 129,676
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
2.28% 11/25/35
2
16,503,762 16,172,158
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
1.94% 11/25/36
2
$ 40,776,323 $ 19,548,667
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
2.37% 06/25/37
2
22,304,797 18,903,641
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.62% 06/25/37
2
16,294,436 13,209,775
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.08% 11/25/36
2
17,761,634 17,193,205
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 11,195 11,179
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.40% 05/20/36
4
2,763,313 2,521,659
Banc of America Funding Trust,
Series 2006-E, Class 2A1
3.48% 06/20/36
4
34,984 32,734
Banc of America Funding Trust,
Series 2006-H, Class 3A1
2.95% 09/20/46
4
660,130 588,292
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 08/27/36
1,2
2,025,156 2,041,768
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
1.75% 10/26/36
1,2
11,403,925 11,665,115
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
3.54% 07/25/34
4
23,788 22,757
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
2.94% 04/25/35
4
121,079 120,201
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00% 07/25/46
2
67,571 60,700
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 380,773 328,147
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 171,492 156,457
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 218,850 125,662

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
2.92% 09/25/47
2
$ 14,171,610 $ 13,051,522
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
2.76% 05/25/35
4
8,723 8,124
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
3.30% 07/25/36
4
1,392,242 782,218
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
3.08% 04/25/34
4
4,233 4,054
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
2.67% 01/25/35
4
1,731,913 1,660,590
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
2.92% 10/25/36
4
228,162 192,593
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
1.87% 08/25/20
2
1,215,696 662,251
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 192,085 191,523
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
1.76% 11/25/36
2
3,888,926 3,777,863
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 08/25/22)
5.50% 01/25/34 460,974 414,809
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 08/25/22)
5.75% 01/25/34 415,599 374,039
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 10/25/36
2
1,062,996 921,345
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.78% 12/25/46
2
13,997,362 12,339,279
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
1.79% 06/25/47
2
315,775 273,559
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.34% 10/25/35
2
15,327 15,605
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.62%)
2.24% 01/25/36
2
4,071,112 4,071,524
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
2.15% 02/25/36
2
$ 70,921 $ 70,603
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(LIBOR USD 1-Month plus 0.22%)
1.84% 10/25/36
2
22,415,000 18,003,013
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.22% 07/25/33
2
3,059 2,964
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.12% 02/26/35
2
5,545 5,413
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.20% 09/25/36
4
403,595 350,557
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,361,647 644,774
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.43% 06/25/35
4
752,822 742,483
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 170,792
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.82% 09/25/36
2
5,079,436 4,205,896
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
50,555,114 49,316,210
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
2.14% 09/25/58
1,2
48,215,732 47,050,208
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
170,370,892 159,759,545
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
112,484,000 103,973,579
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,4
104,463,879 98,048,909
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
151,900,362 140,181,796
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
133,165,195 127,367,249

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
25 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R4, Class A1A
3.30% 06/25/60
1,4
$ 78,858,221 $ 74,464,651
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
161,859,153 145,336,344
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
255,875,328 229,377,314
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
1,4
96,770,606 87,108,757
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
1,4
91,677,248 86,886,222
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
315,982,804 274,673,866
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
231,902,271 211,331,798
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
1,4
45,963,373 39,709,027
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
186,937,953 159,693,858
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/01/67
†,1,4
45,227,000 44,487,272
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
2.97% 10/25/37
1,2
16,703,479 16,634,480
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 93,506 91,669
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 08/25/22)
5.06% 09/25/36 58,386 58,148
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 08/25/22)
5.08% 03/25/37 262,800 258,974
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
2.84% 03/25/36
4
7,350,002 5,987,071
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.48% 06/25/36
4
1,240,342 1,146,368
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.06% 08/25/36
2
94,781 94,940
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 08/25/22)
7.25% 05/25/36 33,220,793 19,534,896
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
2.20% 03/25/37
4
$ 183,079 $ 158,137
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
3.04% 04/25/37
4
55,643 49,797
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
1.99% 02/20/36
1,2
7,246,792 6,138,130
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
1.02% 03/25/47
1,2
951,157 952,021
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.62% 02/25/34
4
403 405
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
2.98% 10/25/35
4
365,340 223,543
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.88% 11/25/35
2
107,798 92,737
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
4
152,809 139,073
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.42% 10/25/47
2
7,592,974 7,316,845
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
2.26% 06/19/31
4
7,037 6,617
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 33,183 32,482
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
4
600,638 558,208
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
2.28% 02/25/35
2
77,667 72,502
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
3.09% 06/25/34
4
47,857 45,970
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
2.89% 06/20/34
4
9,419 9,216
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
2.95% 09/20/34
4
557,378 530,056
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
3.28% 04/25/35
4
624,911 570,369

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-31, Class 2A3
2.45% 01/25/36
4
$ 95,804 $ 84,124
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.22% 05/25/35
2
2,555,646 2,158,082
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
3.21% 09/25/47
4
507,959 424,329
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.31% 03/25/37
4
940,584 747,759
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
3.17% 08/25/33
4
7,989 7,985
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,784 2,550
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 16,741 16,851
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
2.79% 06/25/34
4
61,162 61,797
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
1
10,491,054 9,071,910
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
11,221,884 10,830,503
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
2.32% 03/25/36
2
3,131,232 1,126,508
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,136,184 706,002
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.41% 11/27/46
1,2
2,528,594 2,496,166
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.42% 02/25/60
1,4
18,231,027 17,568,273
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.76% 10/25/61
1,4
246,633,961 221,917,686
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
1,4,5,6
274,746 273,629
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.23% 04/25/61
1,4
269,508,490 260,013,598
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
†,1,4,5,6
$ 1,922,313 $ 1,898,209
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/22)
3.95% 01/25/33 7,865 7,379
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 10/25/36
2
38,459,942 28,630,604
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 10/25/36
2
10,178,389 9,268,421
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
1.77% 11/25/36
2
24,313,315 12,210,286
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 08/25/22)
3.14% 01/25/37 6,356,526 2,186,170
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 08/25/22)
3.14% 01/25/37 11,945,425 4,111,230
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
1.79% 04/25/37
2
21,550,901 14,455,711
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/22)
3.57% 02/25/37 26,062,579 17,051,029
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 08/25/22)
3.57% 02/25/37 19,081,688 12,496,857
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 08/25/22)
3.57% 02/25/37 3,469,975 2,270,720
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 08/25/22)
5.78% 12/25/36 5,268,016 315,801
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.00% 08/25/36
2
2,159,639 2,062,149
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
1.88% 12/25/36
2
1,486,040 585,334
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
2.00% 02/25/37
2
400,707 361,825

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
27 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
2.76% 10/25/47
2
$ 20,949,864 $ 17,210,468
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 07/25/47
2
29,469,694 26,539,717
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 261,799 231,336
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.96% 02/25/36
4
533,082 389,388
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
2.33% 01/19/45
2
1,132,487 956,561
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
2.11% 02/19/45
2
89,172 86,816
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.09% 07/19/45
2
83,153 74,667
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.81% 10/19/36
2
14,041,574 10,239,903
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.75% 03/19/37
2
5,903,969 4,924,661
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
4
7,542 7,154
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 08/25/22)
5.80% 11/25/32 36,213 34,588
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
1.94% 10/25/36
2
10,099,284 7,318,528
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.48%)
2.10% 10/25/36
2
636,836 465,243
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.73% 12/25/37
2
5,357,118 4,885,973
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.78% 12/25/37
2
14,732,555 13,475,963
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
1.83% 12/25/37
2
$ 10,677,676 $ 9,794,107
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
1.92% 04/25/36
2
9,014,542 8,971,572
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
2.08% 07/25/36
2
21,743,870 21,049,320
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
1.76% 01/25/38
2
54,521,915 32,258,360
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 03/25/37
2
49,188,466 26,880,703
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.72% 03/25/37
2
21,800,737 11,489,217
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.77% 03/25/37
2
12,498,014 6,624,077
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.84% 03/25/37
2
23,270,970 12,431,466
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
2.57% 08/25/34
4
3,329,082 3,216,406
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.47% 09/25/34
4
12,307 11,552
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
2.57% 10/25/34
4
567,844 568,681
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.85% 12/25/35
4
8,352,676 7,369,316
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.84% 02/25/36
4
8,587,350 6,420,348
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
2.75% 06/25/35
4
8,359,608 7,716,942
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.45% 09/25/35
4
6,824,282 6,200,728
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.43% 10/25/35
4
9,146,418 6,528,863

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.57% 11/25/35
4
$ 8,823,738 $ 7,722,063
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.49% 03/25/36
4
9,436,407 7,505,715
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
3.37% 12/25/34
4
92,179 89,956
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
2.89% 01/25/37
4
51,787 36,575
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
2.72% 11/25/37
4
98,427 60,267
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 06/25/30
2
9,881 9,293
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
2.86% 11/19/35
4
282,614 267,053
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
2.68% 05/19/36
4
1,550,050 984,742
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
2.10% 08/25/45
2
725,505 646,950
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
1.82% 10/25/45
2
11,467,828 10,653,392
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
1,4
63,931,537 54,604,028
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
22,774,116 22,403,681
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
1,4
78,999,521 68,609,132
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
2.26% 10/25/35
2
97,660 94,833
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
2.26% 10/25/35
2
40,278 39,637
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.27% 06/25/35
2
70,521 69,896
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.70%)
2.32% 12/25/35
2
$ 20,010,819 $ 18,593,485
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
2.20% 02/25/36
2
13,356 13,349
GSAMP Trust,
Series 2007-HE2, Class A1
(LIBOR USD 1-Month plus 0.24%)
1.86% 03/25/47
2
67,243,540 59,436,518
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(LIBOR USD 1-Month plus 0.28%)
1.90% 01/26/37
1,2
17,320,064 15,783,774
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
3.28% 08/25/34
4
1,917 1,800
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.26% 08/25/34
4
75,143 74,898
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
2.82% 10/25/35
4
1,827,676 1,100,993
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
3.09% 09/25/35
4
47,009 45,416
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
2.82% 05/25/37
4
1,314,499 837,307
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.18% 04/19/34
4
3,627 3,420
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.29% 01/19/35
2
182,153 171,301
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
2.72% 05/19/34
4
36,223 35,095
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
3.04% 06/19/34
4
1,306 1,281
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.09% 06/19/35
2
187,960 179,415
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.83% 07/19/35
4
33,404 28,805
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.81% 11/19/36
2
53,233,217 45,115,684

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
29 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
2.02% 09/19/46
2
$ 55,148,531 $ 49,936,344
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
2.62% 10/25/37
2
18,406,735 15,003,583
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
2.62% 10/25/37
2
14,699,498 14,231,863
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 10/25/36
2
53,467,483 19,547,872
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
2.32% 10/25/34
2
99,418 99,153
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.14% 04/25/35
2
2,095,435 1,986,559
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.34%)
1.96% 11/25/36
2
4,670,374 4,045,279
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.54%)
2.16% 02/25/37
2
7,570,120 6,739,950
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
1.73% 05/25/37
2
2,888,793 2,421,805
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
1.87% 05/25/37
2
36,005,689 30,318,432
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
2.90% 08/25/34
4
783,180 696,831
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.48% 09/25/34
2
39,726 35,854
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
2.94% 03/25/35
4
156,266 153,160
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
2.89% 09/25/35
4
2,996,496 2,219,962
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.77% 10/25/35
4
19,169,972 16,491,187
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.10% 04/25/35
2
$ 370,366 $ 323,615
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.13% 08/25/36
4
11,170,665 9,072,527
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.40%)
2.02% 10/25/36
2
13,525,382 12,685,263
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
1.82% 01/25/37
2
30,379,868 28,711,141
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
2.85% 05/25/36
4
3,085,863 2,765,708
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
2.98% 05/25/36
4
19,309,132 13,767,768
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.01% 03/25/37
4
337,982 291,516
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.88% 06/25/37
4
2,486,662 2,211,655
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.65% 11/25/37
4
1,644,642 1,402,064
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 34,456 34,191
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
3.10% 05/25/36
4
426,516 307,047
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.32% 05/25/36
4
4,374,986 2,683,834
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 08/25/22)
6.33% 07/25/36 29,428,572 10,438,223
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 08/25/22)
6.50% 07/25/36 4,103,743 1,425,404
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
1.77% 05/25/37
2
5,500,102 5,495,407
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
1.88% 06/25/37

65,619 65,389

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
1.72% 03/25/47
2
$ 110,340 $ 73,318
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 08/25/22)
4.22% 03/25/47 7,218,194 5,290,103
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 08/25/22)
4.22% 05/25/35 6,074,991 4,452,173
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 08/25/22)
4.22% 03/25/47 2,761,360 2,023,622
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
1.90% 03/25/47
2
240,000 232,357
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
2.10% 11/25/33
4
54,352 52,172
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
3.08% 09/25/34
4
171,058 160,877
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
2.53% 08/25/35
4
66,747 63,766
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,742 1,209,073
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
2.28% 11/25/33
4
1,929 1,845
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.77% 05/25/36
4
523,383 456,561
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.23% 05/25/36
4
345,137 296,905
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
3.37% 06/25/36
4
292,757 226,538
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
3.37% 06/25/36
4
943,754 730,285
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
2.92% 08/25/36
4
267,179 232,625
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.42% 07/25/35
4
714,082 701,132
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
2.83% 05/25/37
4
1,398,548 1,162,844
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.28% 05/25/37
4
238,660 216,090
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
3.40% 06/25/37
4
$ 2,014,493 $ 1,693,211
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
3.36% 06/25/37
4
287,537 240,031
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
1,4
51,798,135 43,439,620
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
1,4
39,525,014 33,120,923
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
1.82% 06/25/37
1,2
185,847 134,454
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
1.92% 11/25/35
2
2,361,605 2,337,594
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.16% 12/25/35
2
280,000 260,547
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.40%)
2.02% 08/25/46
2
8,557,809 8,416,069
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
1.86% 08/25/36
2
29,544 31,625
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
2.04% 04/25/36
2
19,908,313 18,478,815
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
1.94% 06/25/36
2
26,525,026 25,569,141
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
1.86% 03/25/47
2
17,349,272 16,284,912
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.52% 10/25/34
2
75,641 73,396
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.03% 01/25/34
4
22,322 22,270
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
1.91% 11/25/33
4
377,180 356,178

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
31 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.05% 11/21/34
4
$ 1,914,742 $ 1,831,202
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
2.83% 10/25/34
4
12,788 12,775
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
2.68% 09/25/34
4
1,346,173 1,290,229
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
3.52% 05/25/36
4
5,361,061 3,041,104
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
1.92% 11/25/36
2
12,803,766 4,845,612
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
2.04% 11/25/36
2
3,556,602 1,339,756
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
1.83% 05/25/37
2
17,685,644 16,795,216
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
4
8,112 8,019
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.02% 11/15/31
2
617,145 603,881
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 04/25/37
2
137,917,529 72,466,511
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.34%)
1.96% 04/25/37
2
27,759,984 12,079,066
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
2.12% 04/25/37
2
58,152,778 25,297,643
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
1.86% 05/25/37
2
28,120,340 22,561,584
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
1.94% 05/25/37
2
13,887,045 11,022,281
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.80% 06/25/37
2
10,800,418 6,909,394
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
1.87% 06/25/37
2
$ 14,425,089 $ 12,203,687
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
1.74% 07/25/37
2
24,092,761 19,026,988
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
1.78% 07/25/37
2
17,660,593 13,988,601
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.34% 10/25/33
4
157,946 154,171
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.96% 08/25/34
4
810,986 740,042
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
2.04% 02/25/36
2
5,604 5,312
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 08/25/22)
3.80% 03/25/37 27,945,805 8,408,251
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 08/25/22)
3.80% 03/25/37 21,872,220 6,581,750
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
4.41% 08/25/36
2
1,976,865 1,806,439
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 8,003,698 7,886,792
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
7,105,891 7,088,382
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 134,471 132,528
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
1.94% 01/25/35
2
74,510 68,785
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.30% 09/25/34
4
420,644 403,421
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
1.88% 04/25/35
2
922,405 877,241
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36

694,139 241,750

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP-reset date 08/25/22)
5.50% 02/25/47 $ 5,903 $ 5,877
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.24%)
1.86% 04/25/37
2
4,336,813 1,502,820
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.26% 02/25/35
2
2,298,221 2,251,549
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 10/25/35
2
2,516,269 2,421,560
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.14% 12/25/35
2
423,556 407,625
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
1.85% 03/25/37
2
41,395 40,978
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
1.87% 06/25/37
2
5,270,747 5,115,937
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
2.70% 01/25/34
2
81,466 82,066
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.30% 03/25/35
2
195,446 194,736
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 02/25/36
2
62,341 62,165
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
2.28% 02/25/36
2
14,313 14,310
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
1,4
181,311,654 174,947,615
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.54%)
2.16% 03/25/36
2
4,215,853 4,201,915
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/22)
3.00% 07/25/59
1
49,122,601 48,953,059
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
20,756,953 6,391,417
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 01/25/36
2
$ 268,630 $ 268,591
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 05/25/37
2
9,032,586 8,785,511
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
2.10% 05/25/37
2
16,152,668 12,802,876
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 08/25/22)
3.37% 01/25/36 21,762,881 19,163,876
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
1.88% 11/25/36
2
21,524 21,161
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
1.93% 06/25/47
2
23,015,500 21,159,226
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 08/25/22)
7.48% 11/25/29 46,133 44,162
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/22)
5.56% 06/25/27
†,1
37,700,000 37,083,692
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
3.69% 12/25/35
4
3,516,836 1,762,156
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.50% 04/25/35
4
143,165 139,567
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.50% 07/25/35
4
2,303,792 1,740,796
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.48% 01/25/46
2
3,758,554 3,287,935
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.18% 01/25/36
4
99,999 80,051
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.39% 01/25/36
4
8,465,453 6,975,987
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.37%)
1.99% 08/25/36
2
15,200,262 14,096,879
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.58% 08/25/36
4,5,6
15,277,501 294,206

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
33 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
2.00% 09/25/36
2
$ 141,234 $ 108,343
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47% 02/25/36
4,5,6
55,540,578 750,309
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.70% 06/25/36
4,5,6
23,968,669 275,195
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78% 08/25/36
4,5,6
59,361,972 1,512,059
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48% 09/25/37
4,5,6
46,053,814 852,654
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36% 03/25/37
4,5,6
28,187,516 329,957
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.28% 03/25/37
4,5,6
31,402,546 258,424
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
66,244,917 586,519
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.37% 06/25/37
4,5,6
24,063,806 256,330
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.42% 06/25/37
4,5,6
58,785,886 912,660
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 15,902 8,745
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.12% 04/25/36
2
411,224 411,076
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.76% 12/25/34
4
167,621 163,505
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.84% 12/25/34
4
11,209 10,147
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
2.88% 12/25/34
4
269,880 265,854
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,693,960 1,450,546
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.06% 11/25/35
4
2,350,496 1,523,689
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.77% 09/25/36
4
249,856 216,302
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 4A1
4.78% 09/25/36
4
$ 1,861 $ 1,861
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
4.67% 11/25/36
4
37,599 34,805
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
3.43% 04/25/37
4
945,596 832,311
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 08/25/22)
6.81% 06/25/16 13 15
Saxon Asset Securities Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.77% 01/25/47
2
124,641 124,572
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
1.86% 05/25/47
2
168,321 122,007
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
2.02% 09/25/47
2
25,457,564 23,898,451
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/22)
2.90% 01/25/36 5,888,381 4,814,639
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
1.90% 06/25/36
2
213,907 147,652
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
1.73% 02/25/37
2
5,477,156 2,478,326
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
1.89% 02/25/37
2
27,113,633 12,305,413
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
1.85% 02/25/37
2
35,660,049 16,993,012
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
1.75% 05/25/37
2
12,924,942 10,281,858
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
1.97% 05/25/37
2
9,747,880 7,771,634
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.77% 12/25/36
2
27,243,114 17,736,899

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
1.76% 01/25/37
2
$ 14,383,965 $ 12,912,396
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.26% 06/20/33
2
28,378 27,634
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.24% 01/20/34
2
872 831
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
2.06% 05/20/34
2
130,486 129,534
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
2.08% 05/20/34
2
70,022 65,338
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
1.86% 12/25/36
1,2
12,450,379 8,087,598
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.30% 06/25/35
2
8,939,518 8,854,278
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
2.42% 02/25/34
4
14,341 13,527
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.77% 09/25/34
4
2,459,949 2,412,497
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
2.80% 10/25/34
4
47,886 46,563
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
2.67% 10/25/34
4
3,171,123 3,111,014
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.73% 10/25/34
4
1,423,165 1,323,366
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
1.47% 11/25/34
4
27,314 24,494
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
3.06% 01/25/35
4
338,616 326,826
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.95% 06/25/35
4
508,737 464,692
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
2.81% 09/25/35
4
10,659,313 7,296,607
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
1.94% 01/25/37
2
$ 15,970,093 $ 14,293,506
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.19% 10/25/47
4
465,308 311,143
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
2.18% 02/25/36
2
416,532 383,064
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
2.09% 02/25/36
2
13,436,511 12,900,341
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
2.04% 08/25/36
2
15,011,648 13,718,698
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
1.74% 10/25/36
2
13,957,133 12,808,886
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.98% 08/25/47
2
92,473,800 84,433,203
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 370 364
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.29% 09/25/33
4
91,667 90,490
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
2.68% 11/25/33
4
725,904 690,965
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 893,153 838,161
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
3.10% 06/25/37
4
1,460,794 1,047,687
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
2.02% 12/25/44
4
64,565 61,260
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
2.08% 01/25/37
2
10,841,797 4,968,038

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
35 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
1.40% 08/25/36
2
$ 14,152,437 $ 6,043,197
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.73% 01/25/37
2
3,093,157 1,602,352
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
1.77% 01/25/37
2
38,052,353 19,950,139
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
1.85% 01/25/37
2
9,584,866 5,064,238
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.45% 06/25/33
4
1,767,949 1,680,871
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
3.08% 06/25/34
4
15,837 15,066
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
2.46% 05/25/44
2
205,199 204,524
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.17% 05/25/35
2
1,361,700 1,134,560
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.12% 06/25/35
2
3,030,277 2,639,418
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.26% 01/25/45
2
368,100 345,520
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.26% 08/25/45
2
16,596,613 15,842,906
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.85% 10/25/35
4
577,493 550,185
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
2.20% 10/25/45
2
2,681,656 2,565,902
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.87% 12/25/35
4
2,341,672 2,236,876
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
2.14% 11/25/45
2
16,021,114 14,916,745
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
2.16% 12/25/45
2
$ 7,606,592 $ 6,966,632
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
2.20% 12/25/45
2
7,720,637 7,247,780
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/45
2
8,892,698 8,505,831
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
2.24% 01/25/45
2
445,636 432,022
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/45
2
37,898 36,763
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
2.38% 01/25/45
2
1,582,451 1,539,662
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.08% 04/25/45
2
71,591 68,858
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.16% 07/25/45
2
74,427 67,954
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
1.55% 01/25/46
2
14,338,076 13,252,287
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
2.86% 09/25/36
4
7,388,916 6,657,733
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.05% 12/25/36
4
432,884 397,071
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.48% 02/25/46
2
8,951,904 8,278,743
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.26% 05/25/46
2
3,068,781 2,802,633

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.46% 07/25/46
2
$ 5,944,667 $ 5,472,358
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.37% 07/25/37
4
153,128 146,658
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
1.18% 02/25/47
2
8,456,353 7,489,258
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
2.67% 11/25/30
4
99,661 98,592
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 89,626 80,655
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
2.67% 03/25/36
4
1,388,707 1,275,038
5,164,693,697
U.S. Agency Commercial Mortgage-Backed — 0.53%
Fannie Mae Pool AM4869
4.07% 12/01/25 1,701,148 1,740,248
Fannie Mae Pool AM6770
3.77% 09/01/29 157,063 158,281
Fannie Mae Pool AN7981
2.95% 01/01/28 100,000 97,700
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 102,107,083
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 739,346
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
4
300,000 304,593
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 34,556,068 28,004,529
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 44,797,365 35,254,641
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 102,743,731 81,872,580
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 72,959,164 58,561,454
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 $ 76,283,578 $ 58,381,177
367,221,632
U.S. Agency Mortgage-Backed — 33.24%
Fannie Mae Pool 190375
5.50% 11/01/36 389,040 417,933
Fannie Mae Pool 190396
4.50% 06/01/39 5,393 5,569
Fannie Mae Pool 313182
7.50% 10/01/26 617 641
Fannie Mae Pool 394854
6.50% 05/01/27 343 360
Fannie Mae Pool 545191
7.00% 09/01/31 1,464 1,553
Fannie Mae Pool 545756
7.00% 06/01/32 348 385
Fannie Mae Pool 606108
7.00% 03/01/31 1,934 1,946
Fannie Mae Pool 613142
7.00% 11/01/31 6,680 7,297
Fannie Mae Pool 625666
7.00% 01/01/32 4,942 5,238
Fannie Mae Pool 633698
7.50% 02/01/31 22,391 24,384
Fannie Mae Pool 655928
7.00% 08/01/32 76,068 84,097
Fannie Mae Pool 725257
5.50% 02/01/34 547,116 586,515
Fannie Mae Pool 734830
4.50% 08/01/33 7,553 7,759
Fannie Mae Pool 734922
4.50% 09/01/33 914,700 941,192
Fannie Mae Pool 735207
7.00% 04/01/34 12,892 13,881
Fannie Mae Pool 735224
5.50% 02/01/35 1,881,756 2,017,733
Fannie Mae Pool 735651
4.50% 06/01/35 2,132,928 2,214,524
Fannie Mae Pool 735686
6.50% 12/01/22 2 2
Fannie Mae Pool 740297
5.50% 10/01/33 1,163 1,247
Fannie Mae Pool 745147
4.50% 12/01/35 13,247 13,641
Fannie Mae Pool 753168
4.50% 12/01/33 5,201 5,351
Fannie Mae Pool 815422
4.50% 02/01/35 25,484 26,124
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
2.16% 11/01/35
2
3,430 3,414
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.53%)
1.78% 12/01/35
2
2,842 2,830

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
37 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 888412
7.00% 04/01/37 $ 75,182 $ 80,011
Fannie Mae Pool 889184
5.50% 09/01/36 1,926,673 2,066,244
Fannie Mae Pool AB1613
4.00% 10/01/40 17,534,278 17,745,367
Fannie Mae Pool AB1803
4.00% 11/01/40 21,664,409 21,946,287
Fannie Mae Pool AB2127
3.50% 01/01/26 5,508,441 5,497,311
Fannie Mae Pool AB3679
3.50% 10/01/41 7,120,306 6,999,560
Fannie Mae Pool AB3864
3.50% 11/01/41 5,462,926 5,384,058
Fannie Mae Pool AB4045
3.50% 12/01/41 7,027,417 6,914,781
Fannie Mae Pool AB4262
3.50% 01/01/32 3,625,810 3,627,891
Fannie Mae Pool AB6385
3.00% 10/01/42 228,023 218,218
Fannie Mae Pool AB9703
3.50% 06/01/43 12,643,918 12,395,494
Fannie Mae Pool AC8279
4.50% 08/01/39 8,645 8,907
Fannie Mae Pool AE0138
4.50% 03/01/40 32,311 33,365
Fannie Mae Pool AE0482
5.50% 01/01/38 4,562,313 4,862,701
Fannie Mae Pool AH3780
4.00% 02/01/41 8,339,805 8,440,283
Fannie Mae Pool AJ1404
4.00% 09/01/41 10,915,170 11,020,140
Fannie Mae Pool AL0209
4.50% 05/01/41 13,237,262 13,730,005
Fannie Mae Pool AL0851
6.00% 10/01/40 7,418,228 8,099,343
Fannie Mae Pool AL2521
3.50% 09/01/42 82,703 81,268
Fannie Mae Pool AL4597
4.00% 01/01/44 33,291,949 33,725,168
Fannie Mae Pool AL6348
3.50% 02/01/45 27,604 27,065
Fannie Mae Pool AL7092
3.00% 07/01/45 43,149 41,064
Fannie Mae Pool AL8037
4.50% 07/01/34 119,225 121,355
Fannie Mae Pool AL8256
3.00% 08/01/43 410,626 392,969
Fannie Mae Pool AL8356
4.50% 07/01/34 277,460 282,400
Fannie Mae Pool AL8960
4.50% 05/01/46 19,935,070 20,465,961
Fannie Mae Pool AL9106
4.50% 02/01/46 25,111,293 25,780,033
Fannie Mae Pool AL9217
3.50% 10/01/46 17,565,248 17,211,175
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL9472
4.00% 10/01/43 $ 4,344,236 $ 4,396,205
Fannie Mae Pool AL9722
4.50% 08/01/46 79,492,872 81,609,848
Fannie Mae Pool AL9846
4.50% 02/01/47 84,574,505 86,826,810
Fannie Mae Pool AS8605
3.00% 01/01/32 132,015 131,620
Fannie Mae Pool AS8663
4.50% 01/01/47 15,443,392 15,776,759
Fannie Mae Pool AS9830
4.00% 06/01/47 27,092,061 27,088,015
Fannie Mae Pool AS9972
4.00% 07/01/47 24,478,268 24,545,232
Fannie Mae Pool AT9649
4.00% 07/01/43 141,304 142,745
Fannie Mae Pool AU3739
3.50% 08/01/43 24,458,430 24,190,425
Fannie Mae Pool BD2450
3.50% 01/01/47 47,550 46,587
Fannie Mae Pool BM4299
3.00% 03/01/30 23,988,246 23,889,344
Fannie Mae Pool BM4304
3.00% 02/01/30 31,182,605 30,986,991
Fannie Mae Pool BM5164
4.00% 11/01/48 31,116,481 31,041,982
Fannie Mae Pool BM5507
3.00% 09/01/48 6,207,629 5,887,462
Fannie Mae Pool BN4316
4.00% 01/01/49 19,755 19,742
Fannie Mae Pool BQ6913
2.00% 12/01/51 472,044,989 410,739,893
Fannie Mae Pool BQ7006
2.00% 01/01/52 111,014,724 96,597,098
Fannie Mae Pool BU1450
2.00% 01/01/52 189,008,626 164,461,830
Fannie Mae Pool BU1452
2.00% 01/01/52 280,278,034 243,660,779
Fannie Mae Pool BV8459
3.00% 04/01/52 146,936,968 136,934,995
Fannie Mae Pool CA0862
3.50% 09/01/47 2,480,362 2,421,837
Fannie Mae Pool CA0996
3.50% 01/01/48 33,908 33,108
Fannie Mae Pool CA1187
3.50% 02/01/48 41,077,577 40,242,262
Fannie Mae Pool CA1191
3.50% 11/01/47 2,842,491 2,774,534
Fannie Mae Pool CA1710
4.50% 05/01/48 92,085 93,681
Fannie Mae Pool CA1711
4.50% 05/01/48 8,977,721 9,133,274
Fannie Mae Pool CA2208
4.50% 08/01/48 20,015,270 20,362,064
Fannie Mae Pool CA2327
4.00% 09/01/48 26,841,484 26,935,235

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA2493
4.50% 10/01/48 $ 5,456,863 $ 5,504,229
Fannie Mae Pool CA3633
3.50% 06/01/49 20,037,896 19,560,403
Fannie Mae Pool CA4011
3.50% 08/01/49 16,413,438 15,636,342
Fannie Mae Pool CA5689
3.00% 05/01/50 64,160,675 60,488,317
Fannie Mae Pool CB2365
2.00% 09/01/51 168,352,632 146,857,198
Fannie Mae Pool CB2767
2.00% 01/01/52 74,242,964 64,554,086
Fannie Mae Pool FM2310
3.00% 01/01/48 9,694,891 9,158,445
Fannie Mae Pool FM2318
3.50% 09/01/49 167,919,237 163,707,906
Fannie Mae Pool FM2388
3.50% 04/01/48 17,447,225 17,073,722
Fannie Mae Pool FS1598
2.00% 04/01/52 49,496,179 43,052,739
Fannie Mae Pool FS1622
2.00% 03/01/52 208,871,527 181,745,110
Fannie Mae Pool MA1146
4.00% 08/01/42 20,482,717 20,613,799
Fannie Mae Pool MA1177
3.50% 09/01/42 26,913,002 26,473,688
Fannie Mae Pool MA1404
3.50% 04/01/43 56,019 54,927
Fannie Mae Pool MA1432
3.00% 05/01/33 44,900 43,892
Fannie Mae Pool MA1459
3.00% 06/01/33 21,099 20,626
Fannie Mae Pool MA1527
3.00% 08/01/33 30,913,239 30,236,483
Fannie Mae Pool MA1561
3.00% 09/01/33 19,680,269 19,118,102
Fannie Mae Pool MA1582
3.50% 09/01/43 9,257,208 9,076,214
Fannie Mae Pool MA1584
3.50% 09/01/33 29,877,426 29,872,717
Fannie Mae Pool MA1608
3.50% 10/01/33 20,797,817 20,794,539
Fannie Mae Pool MA1982
3.50% 08/01/34 41,301 41,228
Fannie Mae Pool MA2895
3.00% 02/01/47 43,732 41,476
Fannie Mae Pool MA2960
4.00% 04/01/47 22,330,666 22,353,198
Fannie Mae Pool MA3027
4.00% 06/01/47 16,611,259 16,628,020
Fannie Mae Pool MA3029
3.00% 06/01/32 20,365,776 20,176,301
Fannie Mae Pool MA3060
3.00% 07/01/32 8,981 8,897
Fannie Mae Pool MA3120
3.50% 09/01/47 1,273,607 1,243,954
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3182
3.50% 11/01/47 $ 27,084,768 $ 26,459,450
Fannie Mae Pool MA3210
3.50% 12/01/47 47,005,080 45,879,856
Fannie Mae Pool MA3238
3.50% 01/01/48 40,563,153 39,657,037
Fannie Mae Pool MA3276
3.50% 02/01/48 15,950,026 15,581,781
Fannie Mae Pool MA3305
3.50% 03/01/48 21,331,968 20,838,207
Fannie Mae Pool MA3332
3.50% 04/01/48 58,412,657 57,060,606
Fannie Mae Pool MA3364
3.50% 05/01/33 7,531,131 7,528,808
Fannie Mae Pool MA3537
4.50% 12/01/48 12,040,503 12,249,123
Fannie Mae Pool MA3811
3.00% 10/01/49 6,050,825 5,630,115
Fannie Mae Pool MA3846
3.00% 11/01/49 34,901 32,474
Fannie Mae Pool MA3942
3.00% 02/01/50 12,754,082 11,821,937
Fannie Mae Pool MA3997
3.00% 04/01/50 15,386,721 14,177,863
Fannie Mae Pool MA4093
2.00% 08/01/40 164,710,605 148,312,215
Fannie Mae Pool MA4128
2.00% 09/01/40 136,775,638 123,158,420
Fannie Mae Pool MA4152
2.00% 10/01/40 170,022,146 153,094,945
Fannie Mae Pool MA4176
2.00% 11/01/40 42,357,154 38,060,707
Fannie Mae Pool MA4333
2.00% 05/01/41 78,210,486 70,130,655
Fannie Mae Pool MA4492
2.00% 12/01/51 99,013,027 86,211,505
Fannie Mae Pool MA4493
2.50% 12/01/51 164,269,428 148,037,565
Fannie Mae Pool MA4548
2.50% 02/01/52 3,838,786 3,458,277
Fannie Mae Pool MA4563
2.50% 03/01/52 8,111,694 7,303,010
Fannie Mae Pool MA4578
2.50% 04/01/52 373,232,264 335,965,440
Fannie Mae REMICS,
Series 1993-132, Class D (PO)
0.00% 10/25/22
12
131 131
Fannie Mae REMICS,
Series 1993-29, Class PK
7.00% 03/25/23 104 105
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 1,950 1,993

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
39 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco *
14.126, 37.68% Cap)
14.13% 10/25/23
2
$ 408 $ 455
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 948 962
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 16,862 16,769
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 66,261 68,898
Fannie Mae REMICS,
Series 2005-117, Class LC
5.50% 11/25/35 625,832 629,498
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.98% 11/25/35
2
26,761 1,661
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.48% 10/25/25
2
1,179,293 35,466
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 28,639 29,320
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
22.51% 04/25/36
2
861,974 1,112,181
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.78% 03/25/37
2
756,124 88,967
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.49% 04/25/37
2
1,718,149 213,297
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.09% 07/25/37
2
2,553 2,555
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 162,937 174,704
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.98% 10/25/40
2
2,265,610 299,953
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.73% 03/25/40
2
4,718,031 652,661
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.80% 05/25/40
2
$ 8,283,149 $ 1,136,910
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 9,753,770 9,875,990
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 8,143,710 8,188,782
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 7,041,943 6,930,803
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
12
10,624,861 8,179,397
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
12
6,229,754 5,183,532
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
2.12% 07/25/46
2
8,034,557 8,032,533
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 10/25/46
2
16,252,762 16,258,734
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
2.12% 10/25/46
2
13,092,089 13,085,915
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
2.12% 10/25/46
2
12,968,598 12,962,556
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 33,054,879 33,003,408
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 15,704,373 15,264,477
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 22,944 22,919
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 17,649,290 16,869,955
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 10,656,327 10,675,948
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 28,017 27,885
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 850,904 851,398

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 $ 3,905,593 $ 3,791,207
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,507,123 1,477,507
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 1,462,621 1,390,166
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 5,026,784 4,855,580
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 17,352,748 16,724,032
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 4,816,002 4,524,052
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
2.07% 11/25/49
2
31,385,703 31,215,027
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.12% 01/25/50
2
84,024 83,974
Fannie Mae REMICS,
Series G93-21, Class Z
7.20% 05/25/23 211 213
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 18,328 19,276
Freddie Mac Gold Pool A24156
6.50% 10/01/31 72,201 75,889
Freddie Mac Gold Pool A25162
5.50% 05/01/34 932,107 993,764
Freddie Mac Gold Pool A39012
5.50% 06/01/35 22,752 24,346
Freddie Mac Gold Pool A54856
5.00% 01/01/34 2,162,323 2,274,062
Freddie Mac Gold Pool A61164
5.00% 04/01/36 6,762 7,084
Freddie Mac Gold Pool A97038
4.00% 02/01/41 6,529,024 6,623,466
Freddie Mac Gold Pool C01492
5.00% 02/01/33 281,059 294,269
Freddie Mac Gold Pool C04546
3.00% 02/01/43 11,568,795 11,072,929
Freddie Mac Gold Pool C04573
3.00% 03/01/43 14,191,578 13,575,915
Freddie Mac Gold Pool C46104
6.50% 09/01/29 7,085 7,446
Freddie Mac Gold Pool C55789
7.50% 10/01/27 1,530 1,544
Freddie Mac Gold Pool C90573
6.50% 08/01/22 266 267
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool E02402
6.00% 10/01/22 $ 280 $ 281
Freddie Mac Gold Pool G00992
7.00% 11/01/28 378 398
Freddie Mac Gold Pool G01515
5.00% 02/01/33 344,131 359,903
Freddie Mac Gold Pool G02579
5.00% 12/01/34 527,075 555,146
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,361,400 1,482,806
Freddie Mac Gold Pool G02955
5.50% 03/01/37 2,054,950 2,198,441
Freddie Mac Gold Pool G03357
5.50% 08/01/37 645,398 693,003
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,271,910 1,359,960
Freddie Mac Gold Pool G03783
5.50% 01/01/38 1,069,319 1,143,325
Freddie Mac Gold Pool G03985
6.00% 03/01/38 8,785 9,629
Freddie Mac Gold Pool G04438
5.50% 05/01/38 3,045,214 3,255,908
Freddie Mac Gold Pool G04703
5.50% 08/01/38 2,192,074 2,343,741
Freddie Mac Gold Pool G04706
5.50% 09/01/38 98,515 105,331
Freddie Mac Gold Pool G05866
4.50% 02/01/40 9,705,253 10,032,883
Freddie Mac Gold Pool G06361
4.00% 03/01/41 13,288 13,460
Freddie Mac Gold Pool G06498
4.00% 04/01/41 12,805,859 12,971,885
Freddie Mac Gold Pool G06499
4.00% 03/01/41 5,456,064 5,520,632
Freddie Mac Gold Pool G07408
3.50% 06/01/43 13,750,763 13,548,310
Freddie Mac Gold Pool G07786
4.00% 08/01/44 105,130,482 106,346,968
Freddie Mac Gold Pool G07848
3.50% 04/01/44 64,856,513 63,865,090
Freddie Mac Gold Pool G07849
3.50% 05/01/44 8,511,439 8,371,185
Freddie Mac Gold Pool G07924
3.50% 01/01/45 9,612,666 9,445,255
Freddie Mac Gold Pool G07925
4.00% 02/01/45 6,912,956 6,975,535
Freddie Mac Gold Pool G08676
3.50% 11/01/45 22,590,001 22,140,105
Freddie Mac Gold Pool G08681
3.50% 12/01/45 15,240,728 14,938,712
Freddie Mac Gold Pool G08698
3.50% 03/01/46 783 767
Freddie Mac Gold Pool G08710
3.00% 06/01/46 90,886,330 86,285,970
Freddie Mac Gold Pool G08711
3.50% 06/01/46 6,427,204 6,295,184

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
41 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08715
3.00% 08/01/46 $ 123,527,744 $ 117,275,185
Freddie Mac Gold Pool G08721
3.00% 09/01/46 12,543,280 11,905,587
Freddie Mac Gold Pool G08722
3.50% 09/01/46 29,118,733 28,520,614
Freddie Mac Gold Pool G08726
3.00% 10/01/46 133,841,182 126,911,301
Freddie Mac Gold Pool G08727
3.50% 10/01/46 25,525,616 24,993,325
Freddie Mac Gold Pool G08732
3.00% 11/01/46 82,235,812 77,977,897
Freddie Mac Gold Pool G08741
3.00% 01/01/47 52,313,246 49,555,585
Freddie Mac Gold Pool G08742
3.50% 01/01/47 40,688,814 39,827,607
Freddie Mac Gold Pool G08747
3.00% 02/01/47 18,467,535 17,494,030
Freddie Mac Gold Pool G08757
3.50% 04/01/47 14,976,861 14,645,100
Freddie Mac Gold Pool G08758
4.00% 04/01/47 11,496 11,569
Freddie Mac Gold Pool G08762
4.00% 05/01/47 11,663,913 11,724,458
Freddie Mac Gold Pool G08779
3.50% 09/01/47 58,095 56,393
Freddie Mac Gold Pool G08784
3.50% 10/01/47 51,004 49,874
Freddie Mac Gold Pool G08792
3.50% 12/01/47 43,640 42,674
Freddie Mac Gold Pool G08826
5.00% 06/01/48 8,301,273 8,522,747
Freddie Mac Gold Pool G08833
5.00% 07/01/48 5,351,327 5,494,098
Freddie Mac Gold Pool G08838
5.00% 09/01/48 2,791,664 2,885,639
Freddie Mac Gold Pool G08840
5.00% 08/01/48 790,012 814,595
Freddie Mac Gold Pool G08843
4.50% 10/01/48 6,294,108 6,408,250
Freddie Mac Gold Pool G08844
5.00% 10/01/48 7,434,503 7,632,852
Freddie Mac Gold Pool G08848
4.50% 11/01/48 1,158,811 1,171,191
Freddie Mac Gold Pool G08849
5.00% 11/01/48 2,863,495 2,958,098
Freddie Mac Gold Pool G12824
6.00% 08/01/22 1,378 1,380
Freddie Mac Gold Pool G12909
6.00% 11/01/22 44,599 44,799
Freddie Mac Gold Pool G13032
6.00% 09/01/22 40 40
Freddie Mac Gold Pool G16085
2.50% 02/01/32 2,897,978 2,845,929
Freddie Mac Gold Pool G16502
3.50% 05/01/33 52,068 52,111
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G16524
3.50% 05/01/33 $ 20,333,027 $ 20,369,029
Freddie Mac Gold Pool G16584
3.50% 08/01/33 2,892,128 2,893,634
Freddie Mac Gold Pool G16607
3.50% 09/01/33 30,226,701 30,278,520
Freddie Mac Gold Pool G16623
2.50% 09/01/32 22,678,310 22,271,358
Freddie Mac Gold Pool G16755
3.50% 02/01/34 28,109,781 28,175,290
Freddie Mac Gold Pool G16756
3.50% 01/01/34 2,713,238 2,717,890
Freddie Mac Gold Pool G18592
3.00% 03/01/31 20,270 20,098
Freddie Mac Gold Pool G18596
3.00% 04/01/31 23,572,300 23,401,764
Freddie Mac Gold Pool G18691
3.00% 06/01/33 8,541,068 8,472,674
Freddie Mac Gold Pool G18692
3.50% 06/01/33 11,719,314 11,746,615
Freddie Mac Gold Pool G18713
3.50% 11/01/33 13,693,265 13,664,647
Freddie Mac Gold Pool G18716
3.50% 12/01/33 39,602 39,669
Freddie Mac Gold Pool G60023
3.50% 04/01/45 10,191,179 10,045,539
Freddie Mac Gold Pool G60080
3.50% 06/01/45 106,028,635 104,148,938
Freddie Mac Gold Pool G60138
3.50% 08/01/45 85,652,255 84,428,224
Freddie Mac Gold Pool G60238
3.50% 10/01/45 32,714,866 32,114,444
Freddie Mac Gold Pool G60344
4.00% 12/01/45 79,202 79,623
Freddie Mac Gold Pool G67700
3.50% 08/01/46 24,818,832 24,347,815
Freddie Mac Gold Pool G67703
3.50% 04/01/47 250,871,558 246,032,070
Freddie Mac Gold Pool G67706
3.50% 12/01/47 126,472,368 123,914,060
Freddie Mac Gold Pool G67707
3.50% 01/01/48 327,860,224 323,430,780
Freddie Mac Gold Pool G67708
3.50% 03/01/48 287,774,197 281,403,429
Freddie Mac Gold Pool G67709
3.50% 03/01/48 214,110,106 209,367,242
Freddie Mac Gold Pool G67710
3.50% 03/01/48 180,217,089 176,227,428
Freddie Mac Gold Pool G67711
4.00% 03/01/48 53,541,978 53,776,689
Freddie Mac Gold Pool G67713
4.00% 06/01/48 475,698 477,606
Freddie Mac Gold Pool G67714
4.00% 07/01/48 79,200 79,522
Freddie Mac Gold Pool G67717
4.00% 11/01/48 65,789,918 66,037,203

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool H00790
5.50% 05/01/37 $ 4,191 $ 4,448
Freddie Mac Gold Pool H05069
5.50% 05/01/37 66,179 70,233
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 22,979,361 23,324,971
Freddie Mac Gold Pool U99097
3.50% 07/01/43 31,548,864 30,925,384
Freddie Mac Gold Pool V62078
3.50% 08/01/33 3,040,305 3,047,401
Freddie Mac Gold Pool V62129
3.50% 08/01/33 7,263,271 7,280,195
Freddie Mac Gold Pool V80356
3.50% 08/01/43 22,961,673 22,651,453
Freddie Mac Pool QE0312
2.00% 04/01/52 6,907,936 5,998,978
Freddie Mac Pool QE0521
2.50% 04/01/52 3,145,004 2,830,182
Freddie Mac Pool RB5077
2.00% 10/01/40 102,638,320 92,419,772
Freddie Mac Pool RE6029
3.00% 02/01/50 4,252,455 3,918,361
Freddie Mac Pool SD7502
3.50% 07/01/49 7,859,967 7,641,050
Freddie Mac Pool SD7503
3.50% 08/01/49 17,405,332 16,968,815
Freddie Mac Pool SD7511
3.50% 01/01/50 17,499,482 17,060,604
Freddie Mac Pool SD8188
2.00% 01/01/52 51,607,182 44,845,398
Freddie Mac Pool SD8205
2.50% 04/01/52 196,230,657 176,636,133
Freddie Mac Pool ZA5103
3.50% 12/01/47 140,006 136,773
Freddie Mac Pool ZA5128
3.50% 12/01/47 414,200 404,297
Freddie Mac Pool ZM1779
3.00% 09/01/46 13,633,314 12,928,608
Freddie Mac Pool ZM2285
3.00% 12/01/46 15,914,982 15,095,122
Freddie Mac Pool ZS4693
3.00% 12/01/46 15,904,408 15,085,093
Freddie Mac Pool ZS4768
3.50% 05/01/48 1,110,570 1,083,325
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,732,691 1,696,140
Freddie Mac Pool ZT1403
3.50% 11/01/33 16,038,728 16,033,780
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 33,843 35,676
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 5,749 5,859
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 $ 150,722 $ 157,072
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 8,487 8,905
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 3,503 3,745
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
17.49% 02/15/32
2
4,977 6,360
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 13,638 14,319
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.88% 08/15/35
2
714,967 125,411
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 1,810,303 1,909,377
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.88% 08/15/35
2
316,103 39,805
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 30,121,764 31,180,096
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
4.63% 07/15/41
2
3,909,852 209,897
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 7,299,799 7,558,980
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 9,542,122
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 22,206,506 22,365,931
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 7,939,243 7,812,450
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 12,486,587 12,285,284
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 191,791 190,954
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 1,324,462 1,247,503

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
43 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 $ 230,306 $ 231,426
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 10,300,172 10,238,002
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 2,937,440 2,914,816
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 2,526,943 2,490,551
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 741,862 721,735
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 1,006,955 983,216
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
2.07% 12/25/49
2
6,349,589 6,379,173
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
12
13,503,013 10,147,374
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
1.82% 11/15/43
2
2,267,306 2,270,469
Ginnie Mae (TBA)
2.50% 07/20/52 1,119,400,000 1,023,629,140
Ginnie Mae I Pool 782817
4.50% 11/15/39 10,300,588 10,698,139
Ginnie Mae I Pool AA5452
3.50% 07/15/42 79,019 78,777
Ginnie Mae II Pool 2631
7.00% 08/20/28 1,018 1,081
Ginnie Mae II Pool 3388
4.50% 05/20/33 2,261 2,342
Ginnie Mae II Pool 3427
4.50% 08/20/33 961 1,006
Ginnie Mae II Pool 3554
4.50% 05/20/34 859 899
Ginnie Mae II Pool 4058
5.00% 12/20/37 461 489
Ginnie Mae II Pool 4342
5.00% 01/20/39 716 754
Ginnie Mae II Pool 4520
5.00% 08/20/39 13,237 13,951
Ginnie Mae II Pool 5140
4.50% 08/20/41 28,660 29,979
Ginnie Mae II Pool 5175
4.50% 09/20/41 31,352 32,821
Ginnie Mae II Pool 5281
4.50% 01/20/42 9,120 9,543
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 783591
4.50% 07/20/41 $ 11,184 $ 11,699
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
7,465 7,474
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 03/20/35
2
10,013 9,965
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 08/20/35
2
12,197 12,154
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 10/20/35
2
10,730 10,657
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.00% 05/20/25
2
1,420 1,434
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.50% 06/20/25
2
1,884 1,883
Ginnie Mae II Pool MA0627
4.50% 12/20/42 37,271 39,150
Ginnie Mae II Pool MA0701
4.50% 01/20/43 35,538 37,174
Ginnie Mae II Pool MA1157
3.50% 07/20/43 34,130 33,796
Ginnie Mae II Pool MA1997
4.50% 06/20/44 9,107 9,615
Ginnie Mae II Pool MA2374
5.00% 11/20/44 202,714 213,895
Ginnie Mae II Pool MA2756
4.50% 04/20/45 19,157 20,190
Ginnie Mae II Pool MA2828
4.50% 05/20/45 800,899 839,698
Ginnie Mae II Pool MA2894
4.50% 06/20/45 311,926 325,052
Ginnie Mae II Pool MA3036
4.50% 08/20/45 30,385 31,857
Ginnie Mae II Pool MA3309
3.00% 12/20/45 6,168 5,932
Ginnie Mae II Pool MA3456
4.50% 02/20/46 201,917 211,699
Ginnie Mae II Pool MA3521
3.50% 03/20/46 23,404,726 23,032,808
Ginnie Mae II Pool MA3524
5.00% 03/20/46 10,582 11,248
Ginnie Mae II Pool MA3597
3.50% 04/20/46 58,615,087 57,628,701
Ginnie Mae II Pool MA3600
5.00% 04/20/46 6,114,213 6,503,589

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 44
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3662
3.00% 05/20/46 $ 2,268,340 $ 2,167,339
Ginnie Mae II Pool MA3663
3.50% 05/20/46 16,699,283 16,418,264
Ginnie Mae II Pool MA3665
4.50% 05/20/46 84,322 87,797
Ginnie Mae II Pool MA3666
5.00% 05/20/46 3,089,861 3,279,110
Ginnie Mae II Pool MA3738
4.50% 06/20/46 352,833 367,370
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,938,557 2,062,655
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,812,834 2,928,723
Ginnie Mae II Pool MA3806
5.00% 07/20/46 148,322 157,823
Ginnie Mae II Pool MA3873
3.00% 08/20/46 17,347,339 16,564,085
Ginnie Mae II Pool MA3876
4.50% 08/20/46 3,087,321 3,214,520
Ginnie Mae II Pool MA3877
5.00% 08/20/46 656,434 686,180
Ginnie Mae II Pool MA3937
3.50% 09/20/46 13,508,891 13,281,560
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,701,855 1,769,821
Ginnie Mae II Pool MA4003
3.00% 10/20/46 6,994,357 6,678,553
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,759,660 1,832,158
Ginnie Mae II Pool MA4007
5.00% 10/20/46 3,431,530 3,643,738
Ginnie Mae II Pool MA4069
3.50% 11/20/46 42,175,036 41,452,126
Ginnie Mae II Pool MA4071
4.50% 11/20/46 4,881,738 5,145,063
Ginnie Mae II Pool MA4072
5.00% 11/20/46 1,057,099 1,124,405
Ginnie Mae II Pool MA4126
3.00% 12/20/46 120,033,328 114,613,667
Ginnie Mae II Pool MA4127
3.50% 12/20/46 47,144,731 46,336,637
Ginnie Mae II Pool MA4129
4.50% 12/20/46 17,103,777 17,667,470
Ginnie Mae II Pool MA4196
3.50% 01/20/47 10,888 10,701
Ginnie Mae II Pool MA4198
4.50% 01/20/47 139,012 144,435
Ginnie Mae II Pool MA4199
5.00% 01/20/47 3,065,918 3,262,325
Ginnie Mae II Pool MA4264
4.50% 02/20/47 38,799,268 40,145,246
Ginnie Mae II Pool MA4265
5.00% 02/20/47 739,791 782,845
Ginnie Mae II Pool MA4324
5.00% 03/20/47 4,066,355 4,285,394
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4382
3.50% 04/20/47 $ 26,845,698 $ 26,377,155
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,668,338 1,727,168
Ginnie Mae II Pool MA4385
5.00% 04/20/47 6,887,453 7,260,895
Ginnie Mae II Pool MA4453
4.50% 05/20/47 88,386,424 90,888,805
Ginnie Mae II Pool MA4454
5.00% 05/20/47 14,833,435 15,544,986
Ginnie Mae II Pool MA4510
3.50% 06/20/47 37,117 36,569
Ginnie Mae II Pool MA4511
4.00% 06/20/47 5,260,821 5,296,986
Ginnie Mae II Pool MA4512
4.50% 06/20/47 304,651 313,276
Ginnie Mae II Pool MA4513
5.00% 06/20/47 284,893 295,904
Ginnie Mae II Pool MA4586
3.50% 07/20/47 44,166,965 43,396,110
Ginnie Mae II Pool MA4588
4.50% 07/20/47 49,442 50,984
Ginnie Mae II Pool MA4589
5.00% 07/20/47 13,142,777 13,818,422
Ginnie Mae II Pool MA4652
3.50% 08/20/47 3,350,037 3,290,522
Ginnie Mae II Pool MA4655
5.00% 08/20/47 15,379,461 16,117,205
Ginnie Mae II Pool MA4719
3.50% 09/20/47 41,881,463 41,137,409
Ginnie Mae II Pool MA4720
4.00% 09/20/47 104,435 105,285
Ginnie Mae II Pool MA4722
5.00% 09/20/47 307,538 322,963
Ginnie Mae II Pool MA4781
5.00% 10/20/47 3,606,499 3,794,157
Ginnie Mae II Pool MA4836
3.00% 11/20/47 94,260,106 89,974,684
Ginnie Mae II Pool MA4837
3.50% 11/20/47 103,891,043 102,045,346
Ginnie Mae II Pool MA4838
4.00% 11/20/47 34,951,801 35,129,716
Ginnie Mae II Pool MA4840
5.00% 11/20/47 1,199,773 1,246,792
Ginnie Mae II Pool MA4900
3.50% 12/20/47 6,686,453 6,567,664
Ginnie Mae II Pool MA4901
4.00% 12/20/47 23,184,534 23,302,550
Ginnie Mae II Pool MA4961
3.00% 01/20/48 321,730 306,507
Ginnie Mae II Pool MA4963
4.00% 01/20/48 38,503,656 38,699,651
Ginnie Mae II Pool MA5078
4.00% 03/20/48 58,747 59,081
Ginnie Mae II Pool MA5137
4.00% 04/20/48 12,575,605 12,623,899

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
45 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA5399
4.50% 08/20/48 $ 2,874,457 $ 2,936,159
Ginnie Mae II Pool MA5466
4.00% 09/20/48 5,118,775 5,129,235
Ginnie Mae II Pool MA5467
4.50% 09/20/48 26,702 27,306
Ginnie Mae II Pool MA5528
4.00% 10/20/48 23,592,931 23,631,926
Ginnie Mae II Pool MA5530
5.00% 10/20/48 4,430,739 4,560,554
Ginnie Mae II Pool MA5651
4.00% 12/20/48 8,447 8,430
Ginnie Mae II Pool MA6030
3.50% 07/20/49 9,717,798 9,308,283
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,893 1,764
Ginnie Mae II Pool MA6081
3.50% 08/20/49 3,759,651 3,601,217
Ginnie Mae II Pool MA6209
3.00% 10/20/49 3,598,160 3,353,616
Ginnie Mae II Pool MA6210
3.50% 10/20/49 1,907,018 1,826,655
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 3,855,125 4,014,156
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
5.24% 06/16/37
2
7,270,435 1,100,889
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.65% 03/20/36
2
6,314,614 379,290
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.20% 05/20/37
2
15,861,215 1,203,359
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.88% 12/20/39
2
2,456,056 362,803
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.29% 07/16/39
2
18,631 1,293
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.79% 08/16/38
2
21,485 695
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.89% 01/16/40
2
32,472 4,226
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
4.29% 01/16/40
2
$ 5,904,087 $ 700,372
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.99% 09/16/39
2
580,750 18,756
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 80,942 13,974
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 5,773,055 5,621,770
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 790,913 789,340
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 8,182,268 8,041,418
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 5,459,044 5,216,552
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 8,151,108 8,090,171
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 957,503 948,689
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 887,285 856,311
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 11,402,271 10,745,601
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 8,526,364 8,185,595
UMBS (TBA)
2.00% 07/01/52 1,969,420,000 1,708,772,679
2.00% 08/01/52 2,472,930,000 2,143,682,492
2.50% 07/01/52 1,537,850,000 1,382,549,403
2.50% 08/01/52 3,534,600,000 3,173,500,386
3.00% 07/01/52 2,141,575,000 1,993,983,969
3.00% 08/01/52 394,625,000 367,648,682
3.50% 08/01/52 904,775,000 868,937,486
4.00% 07/01/52 824,125,000 812,905,956
4.50% 07/01/52 468,925,000 470,848,324
22,904,308,323
Total Mortgage-Backed
(Cost $31,595,294,142) 30,506,398,727

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 46
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.67%*
California — 0.28%
California State University Revenue Bonds, University &
College Improvements, Series B
2.14% 11/01/33 $ 14,500,000 $ 11,773,137
2.27% 11/01/34 23,510,000 18,833,899
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 16,645,000 12,926,690
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 194,990
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 12,625,000 13,633,192
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 350,000 393,561
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 19,155,000 21,313,826
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 12,165,000 14,554,041
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 57,945,000 43,757,865
3.26% 05/15/60 34,700,000 26,151,914
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 30,115,000 28,336,489
191,869,604
Colorado — 0.03%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 5,086,168
2.52% 11/15/32 8,450,000 7,101,872
2.62% 11/15/33 9,000,000 7,509,831
2.72% 11/15/34 5,000,000 4,153,288
23,851,159
Michigan — 0.04%
University of Michigan Revenue Bonds, Taxable, Revenue
Bonds, University & College Improvements, Series A
3.50% 04/01/52 31,080,000 27,586,282
New Jersey — 0.00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 295,000 310,793
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 274,184
584,977
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York — 0.30%
City of New York General Obligation Bonds, Public
Improvements
4.77% 10/01/23 $ 4,420,000 $ 4,503,467
5.21% 10/01/31 6,420,000 6,865,100
City of New York General Obligation Bonds, Public
Improvements, Series A
3.00% 08/01/34 15,185,000 13,296,736
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 3,006,473
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 13,145,000 13,753,041
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 25,000,000 27,531,627
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 411,952
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,087,707
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 10,228,794
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,484,798
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
C5
3.90% 05/01/31 15,000,000 14,675,443
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 6,281,083
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 3,060,076
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,993,399
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,444,605
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 7,895,000 6,847,279
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 48,029,290
5.43% 03/15/39 21,400,000 23,147,199
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 149,791

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
47 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 $ 150,000 $ 163,398
203,961,258
Texas — 0.02%
North Texas Tollway Authority Revenue Bonds
2.33% 01/01/33 765,000 637,105
2.43% 01/01/34 10,000,000 8,261,499
2.53% 01/01/35 8,000,000 6,568,388
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 342,577
15,809,569
Total Municipal Bonds
(Cost $531,038,791) 463,662,849
U.S. TREASURY SECURITIES — 29.79%
U.S. Treasury Bonds — 6.74%
U.S. Treasury Bonds
2.00% 11/15/41 2,950,013,000 2,333,151,269
2.38% 02/15/42 2,363,000,000 2,003,934,778
2.88% 05/15/52 182,470,000 172,348,617
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.13% 02/15/52
13
172,332,415 132,862,519
4,642,297,183
U.S. Treasury Notes — 23.05%
U.S. Treasury Notes
0.13% 08/31/22 300,000,000 299,285,937
2.50% 04/30/24 1,285,756,000 1,274,813,767
2.50% 05/31/24 3,750,165,000 3,717,058,093
2.63% 05/31/27 1,679,649,000 1,648,089,974
2.75% 05/15/25 4,040,000 4,009,384
2.75% 04/30/27 1,910,709,000 1,884,807,907
2.88% 05/15/32 593,175,000 586,109,099
2.88% 06/15/25 1,180,215,000 1,176,016,975
3.00% 06/30/24 1,876,563,000 1,877,662,553
3.25% 06/30/27 3,377,631,000 3,411,143,450
15,878,997,139
Total U.S. Treasury Securities
(Cost $20,971,230,264) 20,521,294,322
Total Bonds — 112.31%
(Cost $81,906,516,247)
77,371,351,607
Issues Shares Value
COMMON STOCK — 0.10%
Communications — 0.10%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 2,394,859 67,654,767
Issues Shares Value
COMMON STOCK — 0.10% (continued)
Electric — 0.00%
Homer City Holdings LLC
†,5,6,14
1,180,703 $ —
Total Common Stock
(Cost $145,415,216) 67,654,767
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 250,803 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 250,803 —
—
Total Rights
(Cost $–) —
Purchased Options - 0.00%
(Cost $17,794,857) 1,097,100
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7.71%
Foreign Government Obligations — 1.69%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
15
08/01/22
3
$ 7,095,000,000 52,232,387
Japan Treasury Discount Bills,
Series 1077
(Japan)
0.00%
15
08/08/22
3
87,000,000,000 640,490,471
U.S. Treasury Bills
1.38%
15
11/10/22 250,000,000 248,125,413
2.23%
15
12/15/22 25,000,000 24,738,482
2.28%
15
12/22/22 200,000,000 197,679,880
1,163,266,633
Money Market Funds — 2.54%
Dreyfus Government Cash Management Fund
1.35%
16
755,382,500 755,382,500
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
16,17
23,776,644 23,776,644
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
16
971,922,500 971,922,500
1,751,081,644
U.S. Agency Discount Notes — 3.48%
Federal Home Loan Bank
0.99%
15
10/05/22 200,000,000 198,858,316
1.42%
15
10/26/22 250,000,000 248,451,362
1.50%
15
11/03/22 250,000,000 247,932,915
1.43%
15
11/15/22 250,000,000 247,735,375
1.30%

11/16/22 150,000,000 148,631,352

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 48
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
1.04%
15
06/14/24 $ 746,595,000 $ 718,076,303
1.20%
15
12/23/24 173,195,000 165,124,541
1.61%
15
09/04/24 218,955,000 213,448,065
1.61%
15
09/04/24 218,700,000 211,044,562
2,399,302,791
Total Short-Term Investments
(Cost $5,396,799,127) 5,313,651,068
Total Investments Before Written Options - 120.12%
(Cost $87,466,525,447) 82,753,754,542
Written Options - 0.00%
(Cost $(17,203,524)) (647,375)
Net unrealized depreciation on unfunded commitments
- 0.00% (67,175)
Liabilities in Excess of Other Assets - (20.12)% (13,855,942,666)
Net Assets - 100.00% $ 68,897,097,326
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $305,568,717, which is 0.44% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $227,918, at an interest rate of 4.00% and a maturity of July 31, 2028. The investment is not accruing an unused commitment fee.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $937,143, at an interest rate of 3.50% and a maturity of February 15, 2029. The investment is not accruing an unused commitment fee.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,003,781, at an interest rate of 4.25% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
13
Inflation protected security. Principal amount reflects original security face amount.
14
Affiliated investment.
15
Represents annualized yield at date of purchase.
16
Represents the current yield as of June 30, 2022.
17
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $13,956.
†
Fair valued security. The aggregate value of fair valued securities is $127,467,461, which is 0.19% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of
Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
49 / June 2022
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 8,085,000 USD 8,449,215 State Street Global Markets LLC 07/08/22 $ 7,711
EUR 7,194,000 USD 7,510,067 Barclays Bank PLC 07/08/22 14,871
USD 1,345,658 EUR 1,259,000 Bank of America N.A. 07/08/22 28,742
USD 151,147,007 EUR 137,156,000 Goldman Sachs International 07/08/22 7,681,565
USD 211,774,928 EUR 200,440,000 Citigroup Global Markets, Inc. 07/08/22 2,114,299
USD 15,982,692 EUR 15,255,000 Barclays Bank PLC 07/08/22 25,932
USD 22,406,112 EUR 21,279,000 JPMorgan Chase 07/08/22 148,237
USD 196,402,201 GBP 149,974,000 Goldman Sachs International 07/08/22 14,240,936
USD 62,164,988 GBP 49,614,000 Citigroup Global Markets, Inc. 07/08/22 1,902,883
USD 54,689,246 JPY 7,095,000,000 Citigroup Global Markets, Inc. 08/01/22 2,363,864
USD 669,150,982 JPY 87,000,000,000 Citigroup Global Markets, Inc. 08/08/22 27,192,520
USD 8,791,282 EUR 8,282,000 Barclays Bank PLC 10/07/22 69,955
USD 283,087,916 EUR 266,748,000 Bank of America N.A. 10/07/22 2,189,982
USD 18,347,234 GBP 14,935,000 Barclays Bank PLC 10/07/22 173,194
USD 184,524,018 GBP 150,390,000 Citigroup Global Markets, Inc. 10/07/22 1,518,067
59,672,758
EUR 46,440,000 USD 50,729,916 Goldman Sachs International 07/08/22 (2,153,586)
EUR 266,748,000 USD 281,232,416 Bank of America N.A. 07/08/22 (2,213,492)
EUR 3,352,000 USD 3,510,060 JPMorgan Chase 07/08/22 (3,861)
EUR 43,570,000 USD 46,051,266 Citigroup Global Markets, Inc. 07/08/22 (476,962)
GBP 35,365,000 USD 44,353,089 Goldman Sachs International 07/08/22 (1,398,089)
GBP 164,223,000 USD 201,076,916 Citigroup Global Markets, Inc. 07/08/22 (1,608,546)
(7,854,536)
NET UNREALIZED APPRECIATION $ 51,818,222
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond 4,587 09/21/22 $ 707,974,781 $ (7,700,996) $ (7,700,996)
Three-Month Canadian Bankers' Acceptance Futures 4,000 12/19/22 745,765,340 (14,223,129) (14,223,129)
U.S. Treasury Ten-Year Note 2,654 09/21/22 314,581,938 9,515,749 9,515,749
U.S. Treasury Five-Year Note 1,355 09/30/22 152,098,750 (478,243) (478,243)
U.S. Treasury Ten-Year Ultra Bond 1,000 09/21/22 127,375,000 2,028,854 2,028,854
2,047,795,809 (10,857,765) (10,857,765)
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Future 841 09/08/22 (109,190,760) 712,425 712,425
Euro-Bund Future 570 09/08/22 (88,658,969) 1,585,552 1,585,552
Euro-Buxl 30 Year 237 09/08/22 (40,525,531) 2,087,729 2,087,729
(238,375,260) 4,385,706 4,385,706
TOTAL FUTURES CONTRACTS $ 1,809,420,549 $ (6,472,059) $ (6,472,059)

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 50
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 $ 20,000 $ 757,498 $ 640,921 $ 116,577
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 60,665 2,896,571 2,744,149 152,422
TOTAL $ 3,654,069 $ 3,385,070 $ 268,999
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 10,533 $ 98.38 09/16/22 $ 76,465,630 $ 526,650
IMM Eurodollar 1-Year MIDCV Future Options 22,818 98.75 09/16/22 1,104,334,155 570,450
TOTAL PURCHASED OPTIONS $ 1,180,799,785 $ 1,097,100
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 51,790 $ 99.00 09/16/22 $ (2,255,855,873) $ (647,375)
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
Repurchase
Amount
Principal
Amount Value
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC (0.600)% 06/17/22 07/01/22 $ (494,292,604) $ (494,375,000) $ (494,375,000)
Barclays Bank PLC (0.050)% 06/23/22 07/01/22 (496,244,486) (496,250,000) (496,250,000)
TOTAL REVERSE REPURCHASE AGREEMENTS $ (990,625,000)

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
51 / June 2022
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually $ 186,740 $ 41,133,836 $ — $ 41,133,836
Interest Rate Swap
1
06/15/52
3-month USD
LIBOR Annual 1.75% Annual 200 21,683 (1,493) 23,176
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 171,210 37,688,372 — 37,688,372
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 126,690 27,577,157 — 27,577,157
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 85,605 18,255,686 — 18,255,686
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 190,870 37,812,568 — 37,812,568
Interest Rate Swap
1
09/21/52
3-month USD
LIBOR Annual 2.00% Annual 45,840 2,005,720 177,318 1,828,402
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 2,049,640 (77,471,473) — (77,471,473)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 1,515,880 (57,070,002) — (57,070,002)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 1,024,820 (37,835,432) — (37,835,432)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 2,236,795 (66,583,124) — (66,583,124)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 944,800 (18,751,540) — (18,751,540)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,300,000 (25,801,230) — (25,801,230)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,000,000 (19,847,100) — (19,847,100)
Interest Rate Swap
1
12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly 2,227,980 (51,874,281) — (51,874,281)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 712,510 (14,141,257) — (14,141,257)
TOTAL SWAPS CONTRACTS $ 13,819,580 $ (204,880,417) $ 175,825 $ (205,056,242)
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 52
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
53 / June 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ 470,543,775 $ 692,722,858 $ — $ 1,163,266,633
Money Market Funds 1,751,081,644 — — 1,751,081,644
U.S. Agency Discount Notes — 2,399,302,791 — 2,399,302,791
Long-Term Investments:
Asset-Backed Securities — 3,393,669,051 27,450,870 3,421,119,921
Bank Loans — 1,183,465,113 3,059,680 1,186,524,793
Common Stock — — 67,654,767 67,654,767
Corporates — 20,403,509,958 56,735,058 20,460,245,016
Foreign Government Obligations — 812,105,979 — 812,105,979
Mortgage-Backed Securities — 30,355,730,385 150,668,342 30,506,398,727
Municipal Bonds — 463,662,849 — 463,662,849
Purchased Options 1,097,100 — — 1,097,100
Rights — — — —
U.S. Treasury Securities 20,388,431,803 132,862,519 — 20,521,294,322
Other Financial Instruments
*
Assets:
Credit contracts — 2,896,571 757,498 3,654,069
Foreign currency exchange contracts — 59,672,758 — 59,672,758
Interest rate contracts 15,930,309 164,495,022 — 180,425,331
Liabilities:
Foreign currency exchange contracts — (7,854,536) — (7,854,536)
Interest rate contracts (23,049,743) (369,375,439) — (392,425,182)
Reverse Repurchase Agreements — (990,625,000) — (990,625,000)
Total $ 22,604,034,888 $ 58,696,240,879 $ 306,326,215 $ 81,606,601,982
*Other financial instruments include foreign currency exchange contracts, futures, reverse repurchase agreements, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures, swaps and written options.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 54
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 28,567,563 $ 3,351,078 $ 71,845,770 $ 61,572,896 $ 947,503 $ 155,761,703
Accrued discounts/premiums — — — — — —
Realized gain (loss) — — — — — —
Change in unrealized
appreciation (depreciation)* (664,073) (304,875) (4,191,003) (4,832,917) 5,307 (4,495,208)
Purchases — 13,477 — — — 1,839,136
Sales (452,620) — — (4,921) (195,312) (2,437,289)
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
June 30, 2022
$ 27,450,870 $ 3,059,680 $ 67,654,767 $ 56,735,058 $ 757,498 $ 150,668,342
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(14,510,704) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $27,450,870 Broker Quote Offered Quote $92.06 $92.06 Increase
Bank Loans $3,059,680 Third-Party Vendor Vendor Prices $52.50 $52.50 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $67,654,767 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $56,735,058 Third-Party Vendor Vendor Prices $85.50 - $104.17 $86.66 Increase
Mortgage-Backed
Securities-Non-Agency $1,898,209 Broker Quote Offered Quote $98.75 $98.75 Increase
Mortgage-Backed
Securities-Non-Agency $6,301,942 Third-Party Vendor Vendor Prices $0.82 - $99.59 $5.93 Increase
Mortgage-Backed Securities-
Non-Agency Commercial
Mortgage-Backed $142,468,191 Broker Quote Offered Quote $95.87 - $98.46 $96.72 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Credit Default Swaps $757,498 Broker Quote Offered Quote $3.65 $3.65 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
55 / June 2022
COMMITMENTS AND CONTINGENCIES
The Total Return Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2022 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—
TOTAL RETURN BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan, 1st Lien July 2028 $ 227,917 $ (22,083)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 937,143 (58,824)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan, 1st Lien June 2029 2,003,781 13,732
Total Unfunded Commitments $ 3,168,841 $ (67,175)